Lazard Funds

Lazard Funds
Semi-Annual
Report

J U N E  3 0 ,  2 0 0 2

The Lazard Funds, Inc.

The views of the Fund’s management and the portfolio holdings described in this report are as of June 30, 2002; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

The Lazard Funds, Inc.

Investment Overviews

A Message From Lazard

Despite recent market volatility, investor uncertainty and accounting scandals at Enron, WorldCom and Xerox, Lazard sees many reasons to be optimistic about the economy. During this stage of a market cycle, investors often feel compelled to make hasty choices, seeking the security of cash rather than holding on to equities. While it is normal to want to respond to market movements in some way, it is important to not be guided by emotion.

Investors are now questioning the basis of predictions that promised a sharp rebound in the global economy in the second half of 2002 and whether such a rebound would positively affect corporate earnings. Lazard believes that despite the current weakness in the equity markets and the parade of corporate bankruptcies and scandals, the economy shows signs of gradually shedding its excesses and preparing for improvement. There is no question that these recent scandals are a setback and a disappointment to us as investors. One result of these events is that many companies have begun to institute changes that are intended to better protect investors’ interests. Indeed, these failures of management may serve as catalysts for changes in how businesses are governed in the future.

We are pleased to report that many of the Portfolios of Lazard Funds have outperformed their benchmarks during the first six months of 2002, as the portfolio management teams remained focused on stock selection and research analysts remained focused on the fundamentals of the companies they follow.

The following Investment Overviews should provide you with more detailed thoughts about the current market environment and insights on the Portfolios and their recent performance.

Equity Markets Overview
Global equity markets have suffered significantly since the technology bubble burst in March of 2000. The decade-long U.S. economic boom came to a halt when asset prices, having reached unsustainable levels, finally buckled. The slowing U.S. economy affected global markets and economies, and became more pronounced after the September 11th terrorist attacks, which fostered even more pessimism. Investor fears subsided temporarily during the fourth quarter of 2001 and first quarter of 2002 in anticipation of a robust U.S. economic recovery led by low interest rates and tax cuts. However, these hopes faded quickly in the second quarter as investors lost faith in corporate accounting and the integrity of Wall Street analysts, even as signs of a recovery (including a robust 5.0% first quarter 2002 growth in U.S. GDP and signs of a long-awaited rebound in business investment) continued to emerge. By the close of the second quarter, the S&P 500® Index retreated to the near-lows experienced immediately after September 11th. Mid cap and small cap equities, on the other hand, held up fairly well and continued to outperform larger U.S. stocks. European stocks were also hard-hit as reports of a sluggish 0.1% rise in Euro zone GDP in the first quarter eroded confidence in the recovery’s strength. Surprisingly, Japanese stocks fell only modestly and outperformed the rest of the world’s developed markets even as Moody’s downgraded the country’s long-term debt rating due to escalating public debt and the perception that it will continue. However, sharp gains in both the Euro and the Yen versus the U.S. dollar significantly mitigated the declines for the U.S. dollar-based investor, illustrating the benefits of diversification among currencies. Emerging markets equities, like their global counterparts, experienced profit-taking during the second quarter as concerns over a slackening global economic growth dominated market activity. Latin American shares, affected by continuing economic and political problems in Argentina and election worries in Brazil, performed poorly. Middle Eastern stocks fell as well, with particular weakness arising from Israeli technology and Turkish equities. Asian equities, most notably those of Indonesia and Thailand, fared best and performed strongly.

Fixed-Income Overview
Yields fell in global bond markets in the six month period as government bonds won out over most other assets due to uncertainty over the pace of the economic recovery and continued instability in the Middle East. These concerns were compounded by a slew of negative events in the corporate sector that shook investors’ confidence in the profitability of the sector and its ability to properly govern itself. The resulting sag in global equity markets further pulled

The Lazard Funds, Inc.
Investment Overviews (continued)

investors toward the relative safety of bond markets. Bonds were the clear favorite in the U.S., as stocks remained mired in a slump and economic uncertainty, terrorist fears, and a significant list of corporate wrongdoings shook the faith of investors. Yields on 10-year Treasury bonds, which began the year at 5.1%, ended at 4.8%.

Mortgage pass-through securities posted a solid performance for the six months, outperforming government bonds and easily outpacing the corporate sector. Asset-backed securities saw demand thin somewhat in the last two months of the period, but still provided investors with the strongest performing domestic non-Treasury asset class. Commercial mortgages also performed well, with yield spreads tightening. Investors soured on corporate credit markets, which stumbled badly and experienced a tremendous amount of volatility. As if the persistent drone of terrorism wasn’t enough, diminished hopes of a rapid economic recovery, a mercurial corporate earnings environment, and a parade of negative news related to Corporate America’s operating results and its ability to properly account for its bottom line converged in the second quarter. The high yield market took the bad news worse than the investment-grade corporate sector, declining significantly during the second quarter.

Interest rates also fell in Europe, and, as in the U.S., the bond market benefited, with most non-government assets performing well, with the exception of lower-rated investments, which understandably suffered from heightened risk aversion. The emerging market local currency debt sector performed well despite the presence of weakness in Latin America, where several large devaluations occurred, including Argentina and Venezuela, and where some degree of contagion occurred. Performance from other regions and markets, including several Eastern European countries and South Africa, counterbalanced the Latin American weakness and left local emerging markets in positive ground for the six month period.

Lazard Equity Portfolio
For the six months ended June 30, 2002, Lazard Equity Portfolio’s Institutional Shares posted a total return of (8.23)%, while Open Shares posted a total return of (8.32)%, each beating the (13.16)% return of the S&P 500 Index.

While the Portfolio was down on an absolute basis, it performed well versus the S&P 500 Index, partially due to strong stock selection in producer manufacturing. This sector was bolstered by the Portfolio’s holdings in Lockheed Martin and United Technologies, which have benefited from rising government spending on defense. In addition, Lockheed Martin benefited from its own operational efficiencies, while United Technologies has seen strong cash flows due to relative stability in its Otis elevator division. The Portfolio’s technology holdings also performed reasonably well due to our focus on solid valuation support. Motorola’s modest gains amid significant weakness in the sector illustrated that effective cost cutting can help support earnings even in a challenging operating environment. In contrast, the Portfolio’s modest overweight position in telecommunications versus the S&P 500 proved detrimental, as high profile problems at WorldCom and a general lack of earnings potential continued to weigh on the sector and affect returns.

Lazard Mid Cap Portfolio
Lazard Mid Cap Portfolio’s Institutional Shares posted a total return of (4.42)%, while Open Shares posted a total return of (4.54)%, each beating the (5.71)% return of the Russell Midcap® Index for the six months ended June 30, 2002.

The Portfolio was bolstered by strong stock selection in technology, where Lazard’s focus on valuation provided downside protection against adverse market conditions. For example, personal finance software provider Intuit managed strong gains amid significant weakness in the group, largely from the company’s TurboTax software, which experienced strong sales during the recent tax season. Targeted stock selection in healthcare enabled us to avoid more speculative biotech companies that were particularly weak during the decline. In addition, First Health Group and Universal Health Services rose, due to improved reimbursement rates for their services. However, the Portfolio’s returns were hurt by utility company holdings, particularly companies involved in energy trading, such as Aquila. In the aftermath of Enron’s collapse, any company engaged in energy trading is viewed with skepticism as the viability and validity of the energy trading business is being called into question.

The Lazard Funds, Inc.
Investment Overviews (continued)

Lazard Small Cap Portfolio
Lazard Small Cap Portfolio’s Institutional Shares posted a total return of (2.94)%, while Open Shares posted a total return of (3.06)%, each beating the (4.70)% return of the Russell 2000® Index for the six months ended June 30, 2002

Strong stock selection in technology and healthcare were primary factors in the Portfolio outperforming the Russell 2000 Index. Lazard’s focus on valuation helped the Portfolio avoid the more speculative technology and biotech companies that were severely affected during the decline. Strong performers in the technology sector included Garmin and American Management Systems. Strong performers in the healthcare sector were Dentsply International and Manor Care. Dentsply rose on market share gains, while Manor Care was helped by improved reimbursement rates for its services. Stock selection in finance detracted from performance, as Everest Re and Allied Capital experienced weakness. In addition, Sierra Pacific fell as Nevada regulators unexpectedly disallowed the recovery of a substantial portion of costs that the company had paid to acquire electricity during last summer’s California energy crisis.

Lazard International Equity Portfolio
Lazard International Equity Portfolio’s Institutional Shares posted a total return of 1.00%, while Open Shares posted a total return of 1.01%, each beating the (1.62)% return of the Morgan Stanley Capital International (“MSCI”®) Europe, Australasia and Far East (“EAFE”®) Index for the six months ended June 30, 2002.

The Portfolio’s success, partially due to Lazard’s continuing focus on solid valuation support, was particularly benefited by stock selection in the hard-hit telecommunications sector. For example, NTT DoCoMo, the Japanese telecommunications service provider, managed modest gains amid dramatic weakness in the group — telecom stocks in the MSCI EAFE Index were down 28%, in aggregate, for the six months ended June 30th. NTT’s performance was attributable to its low valuation and improved investor sentiment toward the company. Stock selection in the U.K. also helped our relative performance versus the MSCI EAFE Index. Imperial Tobacco’s profits rose due to its greater focus on the U.K. market and the successful integration of recent acquisitions. The Portfolio’s relatively modest weighting in the cyclical industrial sector detracted from returns as this sector rallied in anticipation of an economic recovery.

Lazard International Equity Select Portfolio
For the six months ended June 30, 2002, Lazard International Equity Select Portfolio’s Institutional Shares posted a total return of 0.77%, while Open Shares posted a total return of 0.55%, each beating the (1.62)% return of the MSCI EAFE Index.

The Portfolio’s year-to-date outperformance of the MSCI EAFE Index is primarily the result of our lack of exposure in the telecommunications sector, an overweight position in consumer staples and strong stock selection in the United Kingdom. The Portfolio’s consumer staples holdings continued to show strength by remaining profitable despite adverse economic conditions. Cadbury Schweppes performed well due to its purchase of Snapple, boosting sales in the U.S., and by affirming its commitment to a growth-enhancing acquisition strategy in North America, Europe, Australia and Latin America. In addition, several of our holdings in this sector reaped the benefits of aggressive restructuring initiatives. In contrast, our few technology holdings continued to be hurt by the slowdown in business expenditures on information technology products. Telecommunications and technology, which are dependent on corporate capital expenditures, have been particularly hard-hit, as the combination of weak earnings and diminished cash flow coupled with falling stock prices have eroded the confidence of corporate CEOs. However, we believe the Portfolio’s holdings are industry leaders with strong competitive positions that should be well positioned to benefit from a rebound in information technology demand.

Lazard International Small Cap Portfolio
Lazard International Small Cap Portfolio’s Institutional Shares posted a total return of 11.23%, while Open Shares posted a total return of 11.01%, each beating the 8.80% return of the MSCI EAFE Small Cap® Index for the six months ended June 30, 2002.

International small cap stocks continued to outperform larger international and U.S. equities. Strong stock selection in the Netherlands and Sweden were

The Lazard Funds, Inc.
Investment Overviews (continued)

primary factors in performance. Stocks that performed well in the Netherlands included Fugro, IHC and Hunter Douglas while those in Sweden included Swedish Match and Nobel Biocare. Fugro’s recent purchase of Jason Information Systems helped enhance its offering and now forms the core of Fugro’s third business line, Geosciences. We believe that the new unit should provide the company with strong growth in the future. Swedish Match was an exceptionally strong performer. The Stockholm-based manufacturer and marketer of smokeless tobacco and cigars reported first quarter results ahead of market consensus after it was able to raise the price on its smokeless tobacco products in the U.S. market. The Portfolio’s relatively low weight in Japan detracted from returns, since Japanese small caps outperformed even as Moody’s downgraded the country’s long-term debt rating (making it the lowest-rated among major industrialized countries) due to escalating public debt and the likelihood that this escalation will continue.

Lazard Emerging Markets Portfolio
Lazard Emerging Markets Portfolio’s Institutional Shares posted a total return of 6.23%, while Open Shares posted a total return of 5.94%, each beating the 2.07% of the MSCI Emerging Markets Free (“EMF”®) Index for the six months ended June 30, 2002.

The Portfolio’s performance was attributable to stock selection in South Africa and Hong Kong, as well as our overweight position in Indonesia. Latin American shares were affected by continuing economic and political problems in Argentina and election worries in Brazil. Middle Eastern stocks also fell due to particular weakness in Israeli technology and Turkish equities. Asian equities, most notably those of Indonesia, fared well. Lazard’s stock selection in the materials, energy, telecommunications and consumer staples sectors also helped performance, as did our underweight position in technology. The technology sector was weak globally, but the first half of the year was also characterized by severe weakness in the telecommunications and utilities sectors. Telecommunications companies, already hard-hit, suffered even more after WorldCom announced the need for a large cash flow restatement, while utility companies with any exposure to energy trading were weighed down as a result of lingering fears following the Enron scandal.

Lazard Bond Portfolio
For the six months ended June 30, 2002, Lazard Bond Portfolio’s Institutional Shares posted a total return of 2.20%, while Open Shares posted a total return of 2.09%, each trailing the 3.33% return of the Lehman Intermediate Government/Credit Bond® Index.

The Lehman Intermediate Government/Credit Bond Index rang up a strong six months, as investors moved toward fixed-income markets due to economic uncertainty and risk aversion. The Portfolio trailed the benchmark, as volatility in the credit sector had a negative impact. The Portfolio was significantly underweight investment-grade corporate bonds versus the benchmark and was reducing exposure during the period, which was a positive, but this measure was offset by security selection in the investment grade telecommunications sector and an allocation to the high yield market, as non-investment grade bonds suffered severely during a difficult period for credit. High quality structured assets fared much better than credit sectors, as investors embraced asset classes that provided a yield advantage versus Treasury bonds while offering insulation from credit volatility. The Portfolio maintained significant allocations to mortgages, asset-backed bonds and commercial mortgages in the second quarter, which was a positive factor in relative performance.

Lazard High Yield Portfolio
Lazard High Yield Portfolio’s Institutional Shares posted a total return of (7.65)%, while Open Shares posted a total return of (7.63)%, each trailing the (5.37)% return of the Merrill Lynch High Yield Master II® Index for the six months ended June 30, 2002.

The high yield market started the year strongly, but by mid-June the bottom fell out of the market; the Merrill Lynch High Yield Master II Index returned (5.4)% for the six-month period. The Portfolio trailed the index, as security selection in cable television had a negative impact on relative performance; the Portfolio’s position in Adelphia Business Solutions was a negative, as the discovery of irregularities in the company’s accounting for corporate borrowing depressed the company’s debt valuations. Security selection in the automotive sector was also a negative, and the Portfolio’s positions in the printing and publishing segment trailed those of the index. An underweight of the telecom-integrated services sec-

The Lazard Funds, Inc.
Investment Overviews (concluded)

tor, which gained the downgraded Qwest and WorldCom late in the period, was a positive, although some exposure to WorldCom did detract from the Portfolio’s overall performance. The Portfolio also had little exposure to the fixed telecommunications sector, which continues to struggle in 2002.

Lazard Strategic Yield Portfolio
Lazard Strategic Yield Portfolio’s Institutional Shares posted a total return of (1.98)%, while Open Shares posted a total return of (2.11)%, each trailing the 0.92% return of the One Month London Interbank Offered Rate (“LIBOR”) USD Fixed Index for the six months ended June 30, 2002.

Performance was disappointing, as the high yield market was impacted by general credit volatility and security selection in cable television. Exposure to structured asset classes, such as asset-backed and mortgage bonds, provided some insulation from the impact of credit woes. Allocations to Slovakia, Hungary and Poland were the strongest positive contributors in Europe. In Latin America, the Portfolio had exposure to Mexico, where the currency declined in the second quarter, but had no exposure to Venezuela, where the Bolivar plummeted more than 33%. While avoiding Argentina allowed the Portfolio to escape the steep currency devaluation, high yields offset the weak Peso, resulting in a positive return. The hedging of embedded Euro currency risk, which the Portfolio has successfully employed as a long-term risk reduction measure, worked against it, as the Euro surpassed European emerging market performance. While we expect some additional Euro strengthening, we feel that Eastern European positions will outshine the Euro over the long run.

Lazard Mortgage Portfolio
For the six months ended June 30, 2002, Lazard Mortgage Portfolio’s Institutional Shares posted a total return of 4.01%, trailing the 4.51% return of the Lehman Fixed-Rate Mortgage-Backed Securities (“MBS”)® Index.

The Lehman Fixed-Rate MBS Index returned 4.5%, as high quality structured assets such as mortgage pass-through securities provided investors with insulation from ongoing credit woes. The sector weathered an up-tick in interest rate volatility and a late increase in mortgage prepayments in the last week of June, as falling rates revived refinancing incentives for homeowners. Conventional mortgages outperformed GNMA mortgages significantly, gaining most of the ground during the second quarter. Asset-backed securities and commercial mortgages also performed well, as investors gravitated toward sectors with less credit risk. The credit protection features of commercial mortgages were in demand, resulting in narrowing yield spreads and strong performance. An overweight of GNMA mortgages versus the index late in the period was a negative, while modest exposures to both commercial mortgages and asset-backed bonds were positives, as each sector outperformed even agency mortgage pass-through securities during the second quarter.

Notes to Investment Overviews:
All returns are for the period ended June 30, 2002 and assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolios have been waived or reimbursed by the Fund’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolios’ returns would have been lower.

The performance data of the indices and other market data have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged, have no fees or costs and are not available for investment.

Past performance is not indicative, nor a guarantee, of future results.

The Lazard Funds, Inc.
Performance Overviews

Lazard Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Equity Portfolio and S&P 500® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Ten	One	Five	Since
	Year	Years	Years	Year	Years	Inception†

Equity Portfolio**	(14.92)%	2.05%	11.16%	(15.19)%	1.75%	3.54%
S&P 500 Index	(17.99)	3.66	11.42	(17.99)	3.66	6.52

*	All returns assume reinvestment of all dividends and distributions, if any.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Open Shares was February 5, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard Mid Cap Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
 Lazard Mid Cap Portfolio and Russell Midcap® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	One	Since
	Year	Inception†

Mid Cap Portfolio**
Institutional Shares	(1.18)%	8.60%
Open Shares	(1.50)	8.26
Russell Midcap Index	(9.23)	5.67

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies by capitalization).

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for the Portfolio was November 4, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard Small Cap Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Small Cap Portfolio and Russell 2000® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Ten	One	Five	Since
	Year	Years	Years	Year	Years	Inception†

Small Cap Portfolio**	4.79%	5.32%	13.66%	4.42%	5.02%	7.30%
Russell 2000 Index	(8.60)	4.44	10.95	(8.60)	4.44	5.59

*	All returns assume reinvestment of all dividends and distributions, if any.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Russell 2000 Index is comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization).

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Open Shares was January 30, 1997

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard International Equity Portfolio

     Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard International Equity Portfolio and Morgan Stanley Capital International (“MSCI”®)
Europe, Australasia and Far East (“EAFE”®) Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Ten	One	Five	Since
	Year	Years	Years	Year	Years	Inception†

International Equity Portfolio**	(11.93)%	(0.55)%	5.28%	(12.00)%	(0.83)%	1.80%
MSCI EAFE Index	(9.49)	(1.55)	5.39	(9.49)	(1.55)	1.15

*

All returns assume reinvestment of all dividends and distributions, if any.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Open Shares was January 23, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard International Equity Select Portfolio and MSCI EAFE Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	One	Since
	Year	Inception†

International Equity Select Portfolio**
Institutional Shares	(4.87)%	(7.14)%
Open Shares	(5.05)	(7.30)
MSCI EAFE Index	(9.49)	(12.26)

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for the Portfolio was May 31, 2001.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard International Small Cap Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard International Small Cap Portfolio and MSCI EAFE Small Cap® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Since	One	Five	Since
	Year	Years	Inception†	Year	Years	Inception†

International Small Cap Portfolio**	6.75%	4.64%	5.98%	6.18%	4.21%	4.62%
MSCI EAFE Small Cap Index	(3.59)	(5.13)	(1.09)	(3.59)	(5.13)	(3.79)

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EAFE Small Cap Index is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of MSCI EAFE Index countries.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Institutional Shares was December 1, 1993 and for Open Shares was February 13, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard Emerging Markets Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Emerging Markets Portfolio and MSCI Emerging Markets Free (“EMF”®) Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Since	One	Five	Since
	Year	Years	Inception†	Year	Years	Inception†

Emerging Markets Portfolio**	2.47%	(8.80)%	(1.40)%	1.92%	(9.04)%	(5.07)%
MSCI EMF Index	1.31	(8.39)	(3.32)	1.31	(8.39)	5.11

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EMF Index is comprised of emerging market securities in countries open to non-local investors.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Institutional Shares was July 15, 1994 and for Open Shares was January 8, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard Bond Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Bond Portfolio and Lehman Intermediate Government/Credit Bond® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Ten	One	Five	Since
	Year	Years	Years	Year	Years	Inception†

Bond Portfolio**	6.21%	5.52%	5.86%	6.01%	5.22%	5.36%
Lehman Intermediate Gov’t/Credit
Bond Index	8.17	7.20	6.84	8.17	7.20	7.21

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Lehman Intermediate Government/Credit Bond Index is comprised of U.S. Government and corporate bonds in the intermediate maturity range calculated by Lehman Brothers.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Open Shares was March 5, 1997.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard High Yield Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard High Yield Portfolio and Merrill Lynch High Yield Master II® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares		Open Shares

	One	Since	One	Since
	Year	Inception†	Year	Inception†

High Yield Portfolio**	(8.41)%	(3.64)%	(8.68)%	(5.09)%
Merrill Lynch High Yield Master II Index	(4.36)	(0.22)	(4.36)	(0.71)

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived bursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s D returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Institutional Shares was January 2, 1998 and for Open Shares was February 24, 1998.

The Lazard Funds, Inc.
Performance Overviews (continued)

Lazard Strategic Yield Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Strategic Yield Portfolio and One Month London Interbank Offered Rate (“LIBOR”) USD Fixed Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares			Open Shares

	One	Five	Ten	One	Five	Since
	Year	Years	Years	Year	Years	Inception†

Strategic Yield Portfolio**	(1.46)%	1.90%	5.47%	(1.86)%	1.45%	1.94%
One Month LIBOR USD Fixed Index	2.28	4.94	4.84	2.28	4.94	5.00

*	All returns assume reinvestment of all dividends and distributions, if any.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The One Month LIBOR USD Fixed Index is an average derived from sixteen quotations of the rate that banks dealing in Eurodollars charge each other for large loans, as provided by banks determined by the British Bankers Association.

**	The performance of Institutional Shares may be greater than or less than the performance of Open Shares, based on the differences in fees borne by shareholders investing in different classes.

†	The inception date for Open Shares was January 23, 1997.

The Lazard Funds, Inc.
Performance Overviews (concluded)

Lazard Mortgage Portfolio

     Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of
Lazard Mortgage Portfolio and Lehman Fixed-Rate Mortgage-Backed Securities (“MBS”)® Index*

Average Annual Total Returns*
Periods Ended June 30, 2002
	Institutional Shares

	One	Since
	Year	Inception**

Mortgage Portfolio	8.26%	7.69%
Lehman Fixed-Rate MBS Index	8.98	8.61

*	All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager and/or Administrator; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor’s shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or the redemption of Portfolio shares.

The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Lehman Fixed-Rate MBS Index is an index of U.S. mortgage-backed securities in the intermediate maturity range calculated by Lehman Brothers.

**	The inception date for the Portfolio was December 29, 2000.

The Lazard Funds, Inc.
Portfolios of Investments
June 30, 2002 (unaudited)
Description	Shares	Value

Lazard Equity Portfolio Common Stocks—95.2% Aerospace & Defense—2.7%
Lockheed Martin Corp	29,200	$2,029,400
United Technologies Corp	30,900	2,098,110

		4,127,510

Apparel & Textiles—0.9%
NIKE, Inc., Class B	24,500	1,314,425

Automotive—0.9%
Delphi Corp	106,000	1,399,200

Banking—8.9%
Bank of America Corp	51,750	3,641,130
Bank One Corp	31,500	1,212,120
FleetBoston Financial Corp	74,600	2,413,310
SouthTrust Corp	69,600	1,817,952
Wachovia Corp	78,000	2,978,040
Wells Fargo & Co	31,400	1,571,884

		13,634,436

Brewery—1.4%
Anheuser-Busch Cos., Inc	42,700	2,135,000

Broadcasting—1.7%
Comcast Corp., Class A (a)	112,000	2,670,080

Business Services & Supplies—3.4%
Accenture, Ltd., Class A (a)	107,700	2,046,300
Convergys Corp. (a)	77,700	1,513,596
Pitney Bowes, Inc	41,400	1,644,408

		5,204,304

Computer Software—4.0%
Microsoft Corp. (a)	58,500	3,199,950
Oracle Corp. (a)	313,200	2,966,004

		6,165,954

Computers & Business Equipment—1.7%
International Business Machines Corp.	37,000	2,664,000

Cosmetics & Toiletries—2.2%
Colgate-Palmolive Co	29,700	1,486,485
The Gillette Co	54,200	1,835,754

		3,322,239

Diversified—8.4%
3M Co	16,100	1,980,300
Emerson Electric Co	48,400	2,589,884
General Electric Co	110,600	3,212,930
Philip Morris Cos., Inc	62,700	2,738,736
PPG Industries, Inc	37,800	2,339,820

		12,861,670

Drugs & Health Care—8.2%
Eli Lilly & Co	29,700	1,675,080
HCA, Inc	68,700	3,263,250
Merck & Co., Inc	21,100	1,068,504
Pfizer, Inc	91,600	3,206,000
Pharmacia Corp	39,200	1,468,040
Wyeth	36,900	1,889,280

		12,570,154

Financial Services—5.6%
Citigroup, Inc	110,297	4,274,009
J.P. Morgan Chase & Co	29,600	1,004,032
Merrill Lynch & Co., Inc	70,900	2,871,450
The Bank of New York Co., Inc	14,700	496,125

		8,645,616

Food & Beverages—7.3%
H.J. Heinz Co	38,200	1,570,020
Kraft Foods, Inc., Class A	78,400	3,210,480
PepsiCo, Inc	35,440	1,708,208
The Coca-Cola Co	32,100	1,797,600
The Kroger Co. (a)	144,100	2,867,590

		11,153,898

Forest & Paper Products—1.9%
MeadWestvaco Corp	84,300	2,829,108

Household Products &
Home Furnishings—0.9%
Newell Rubbermaid, Inc	37,200	1,304,232

Insurance—5.8%
American International Group, Inc	38,569	2,631,563
John Hancock Financial Services, Inc. .	22,800	802,560
MetLife, Inc	64,100	1,846,080
Principal Financial Group, Inc. (a)	56,700	1,757,700
The St. Paul Cos., Inc	48,900	1,903,188

		8,941,091

Leisure & Entertainment—1.6%
Mattel, Inc	116,800	2,462,144

Multimedia—4.5%
The News Corp., Ltd. ADR	159,200	3,144,200
The Walt Disney Co	79,800	1,508,220
Viacom, Inc., Class B (a)	51,600	2,289,492

		6,941,912

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio (concluded)
Oil & Gas—8.6%
Baker Hughes, Inc	35,700	$1,188,453
Burlington Resources, Inc	68,800	2,614,400
ChevronTexaco Corp	26,029	2,303,566
Conoco, Inc	76,174	2,117,637
Exxon Mobil Corp	50,428	2,063,514
Royal Dutch Petroleum Co.	52,100	2,879,567
NY Shares
		13,167,137

Real Estate—0.8%
Equity Office Properties Trust	38,400	1,155,840

Retail—2.7%
Target Corp	50,900	1,939,290
Wal-Mart Stores, Inc	38,700	2,128,887

		4,068,177

Semiconductors & Components—2.4%
Intel Corp	74,200	1,355,634
Texas Instruments, Inc	97,800	2,317,860

		3,673,494

Telecommunications—4.7%
Motorola, Inc	166,800	2,405,256
SBC Communications, Inc	55,879	1,704,309
Verizon Communications, Inc	77,500	3,111,625

		7,221,190

Tobacco—0.5%
Loews Corp. - Carolina Group	26,700	722,235

Utilities—3.5%
Entergy Corp	39,500	1,676,380
FirstEnergy Corp	57,000	1,902,660
KeySpan Corp	10,800	406,620
Public Service Enterprise Group, Inc	30,500	1,320,650

		5,306,310

Total Common Stocks
(Identified cost $153,912,773)		145,661,356

Convertible Preferred Stock—0.6%
Telecommunications—0.6%
Motorola, Inc.,
(Identified cost $901,620)	18,000	825,660

Description	Principal Amount (000)	Value

Convertible Bonds—2.5%
Business Services & Supplies—1.3%
First Data Corp.,
2.00%, 03/01/08 (d)	$1,825	$ 2,031,043

Computers & Business Equipment—1.2%
Hewlett-Packard Co.,
0.00%, 10/14/17 (d), (e)	4,107	1,845,275

Total Convertible Bonds
(Identified cost $4,275,498)		3,876,318

Repurchase Agreement—1.4%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized
by $2,275,000 United States
Treasury Note, 3.50%, 11/15/06,
with a value of $2,246,563)
(Identified cost $2,202,000)	2,202	2,202,000

Total Investments
(Identified cost $161,291,891) (b)	99.7%	$152,565,334
Cash and Other Assets in Excess
of Liabilities	0.3	516,574

Net Assets	100.0%	$153,081,908

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio Common Stocks—95.9% Aerospace & Defense—1.5%
Rockwell Collins, Inc	22,100	$605,982

Airlines—1.4%
Atlantic Coast Airlines
Holdings, Inc. (a)	26,000	564,200

Apparel & Textiles—3.8%
NIKE, Inc., Class B	14,700	788,655
Polo Ralph Lauren Corp. (a)	30,600	685,440

		1,474,095

Automotive—3.0%
Delphi Corp	52,400	691,680
Navistar International Corp. (a)	15,500	496,000

		1,187,680

Banking—7.4%
Charter One Financial, Inc	21,600	742,608
Mercantile Bankshares Corp	16,400	672,892
North Fork Bancorporation, Inc	13,100	521,511
SouthTrust Corp	36,200	945,544

		2,882,555

Business Services & Supplies—13.1%
ARAMARK Corp., Class B (a)	40,500	1,012,500
Convergys Corp.(a)	35,700	695,436
Equifax, Inc	24,800	669,600
Gartner, Inc., Class A (a)	35,100	354,510
Pitney Bowes, Inc	21,800	865,896
SEI Investments Co	14,100	397,197
The Dun & Bradstreet Corp. (a)	15,600	515,580
The Interpublic Group of Cos., Inc	24,900	616,524

		5,127,243

Chemicals—1.2%
Cabot Microelectronics Corp. (a)	10,500	453,180

Computer Software—2.9%
BMC Software, Inc. (a)	48,400	803,440
Intuit, Inc. (a)	6,400	318,208

		1,121,648

Computers & Business Equipment—3.7%
Lexmark International, Inc. (a)	8,700	473,280
Maxtor Corp. (a)	83,728	378,451
NCR Corp. (a)	8,500	294,100
Polycom, Inc. (a)	26,900	322,531

		1,468,362

Description	Shares	Value

Diversified—1.8%
Pittston Brink’s Group	5,300	$127,200
PPG Industries, Inc	9,300	575,670

		702,870

Drugs & Health Care—11.5%
Allergan, Inc	8,900	594,075
Barr Laboratories, Inc. (a)	6,100	387,533
Biogen, Inc. (a)	7,000	290,010
First Health Group Corp. (a)	29,500	827,180
Genzyme Corp. (a)	8,400	161,616
King Pharmaceuticals, Inc. (a)	23,133	514,709
Lincare Holdings, Inc. (a)	13,900	448,970
Universal Health Services, Inc.,
Class B (a)	13,500	661,500
Watson Pharmaceuticals, Inc. (a)	24,900	629,223

		4,514,816

Electronics—1.1%
Celestica, Inc. (a)	18,900	429,219

Financial Services—2.8%
Federated Investors, Inc., Class B	18,100	625,717
Investment Technology Group,
Inc. (a)	14,800	483,960

		1,109,677

Food & Beverages—1.0%
Interstate Bakeries Corp	13,400	386,992

Forest & Paper Products—3.3%
Bowater, Inc	12,300	668,751
MeadWestvaco Corp	18,800	630,928

		1,299,679

Household Products &
Home Furnishings—3.1%
Newell Rubbermaid, Inc	16,500	578,490
The Black & Decker Corp	13,500	650,700

		1,229,190

Insurance—4.9%
Ambac Financial Group, Inc	13,150	883,680
Principal Financial Group, Inc. (a)	17,600	545,600
The St. Paul Cos., Inc	12,100	470,932

		1,900,212

Leisure & Entertainment—3.5%
International Game Technology (a)	13,000	737,100
Mattel, Inc	30,400	640,832

		1,377,932

Manufacturing—1.8%
American Standard Cos., Inc. (a)	9,400	705,940

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)
Medical Products & Services—1.7%
DaVita, Inc. (a)	19,800	$471,240
IMS Health, Inc	10,200	183,090

		654,330

Oil & Gas—4.6%
Baker Hughes, Inc	16,900	562,601
Burlington Resources, Inc	16,900	642,200
Cooper Cameron Corp. (a)	12,200	590,724

		1,795,525

Real Estate—2.8%
Archstone-Smith Trust	18,500	493,950
Health Care Property Investors, Inc	14,200	609,180

		1,103,130

Retail—6.4%
BJ’s Wholesale Club, Inc. (a)	13,800	531,300
Foot Locker, Inc. (a)	39,200	566,440
The Gap, Inc	50,500	717,100
The TJX Cos., Inc	34,500	676,545

		2,491,385

Telecommunications—1.5%
Harris Corp	16,600	601,584

Tobacco—2.9%
Loews Corp. - Carolina Group	33,600	908,880
UST, Inc	6,600	224,400

		1,133,280

Utilities—3.2%
Entergy Corp	14,400	611,136
FirstEnergy Corp	19,800	660,924

		1,272,060

Total Common Stocks
(Identified cost $37,947,472)		37,592,766

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—10.8%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized
by $4,370,000 United States
Treasury Note, 3.50%, 11/15/06,
with a value of $4,315,375)
(Identified cost $4,228,000)	$4,228	$ 4,228,000

Total Investments
(Identified cost $42,175,472) (b)	106.7%	$41,820,766
Liabilities in Excess of Cash and
Other Assets	(6.7)	(2,609,624)

Net Assets	100.0%	$39,211,142

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio
Common Stocks—98.4%
Aerospace & Defense—2.1%
The Titan Corp. (a)	414,600	$7,583,034
United Defense Industries, Inc. (a)	208,300	4,790,900

		12,373,934

Airlines—1.0%
Alaska Air Group, Inc. (a)	33,100	863,910
Atlantic Coast Airlines Holdings,
Inc. (a)	228,000	4,947,600

		5,811,510

Automotive—2.6%
American Axle & Manufacturing
Holdings, Inc. (a)	267,700	7,961,398
Navistar International Corp. (a)	232,000	7,424,000

		15,385,398

Banking—5.5%
Chittenden Corp	128,200	3,715,236
East West Bancorp, Inc	193,200	6,669,264
First Midwest Bancorp, Inc	116,200	3,228,036
Hudson United Bancorp	144,800	4,135,488
Irwin Financial Corp	220,500	4,432,050
New York Community Bancorp, Inc	230,950	6,161,746
Provident Financial Group, Inc	135,400	3,927,954
United Bankshares, Inc	12,600	370,188

		32,639,962

Building & Construction—2.3%
Granite Construction, Inc	303,800	7,686,140
Toll Brothers, Inc. (a)	205,400	6,018,220

		13,704,360

Business Services & Supplies—8.6%
ADVO, Inc. (a)	7,900	300,753
American Management Systems,
Inc. (a)	288,900	5,520,879
Answerthink, Inc. (a)	944,100	3,578,139
Dendrite International, Inc. (a)	363,000	3,510,210
FTI Consulting, Inc. (a)	80,250	2,809,552
Gartner, Inc., Class A (a)	461,000	4,656,100
MAXIMUS, Inc. (a)	177,000	5,610,900
Plexus Corp. (a)	224,100	4,056,210
PRG-Schultz International, Inc. (a)	609,000	7,496,790
Tier Technologies, Inc., Class B (a)	220,300	3,925,746
United Stationers, Inc. (a)	207,800	6,317,120
Watson Wyatt & Co. Holdings (a)	160,500	3,887,310

		51,669,709

Chemicals—1.8%
Ferro Corp	183,600	5,535,540

Description	Shares	Value
Spartech Corp	$189,800	5,168,254

		10,703,794

Computer Software—2.4%
HNC Software, Inc. (a)	430,500	7,189,350
Mentor Graphics Corp. (a)	498,800	7,092,936

		14,282,286

Computers & Business Equipment—4.4%
Advanced Digital Information
Corp. (a)	611,700	5,156,631
Avocent Corp. (a)	408,800	6,508,096
Foundry Networks, Inc. (a)	971,300	6,828,239
Maxtor Corp. (a)	1,791,000	8,095,320

		26,588,286

Diversified—1.0%
The Liberty Corp	147,200	5,865,920

Drugs & Health Care—6.0%
aaiPharma, Inc. (a)	184,700	4,152,056
Apria Healthcare Group, Inc. (a)	346,000	7,750,400
Celgene Corp. (a)	213,300	3,263,490
Kindred Healthcare, Inc. (a)	115,900	5,154,073
Manor Care, Inc. (a)	279,900	6,437,700
MIM Corp. (a)	538,200	6,506,838
Pharmacopeia, Inc. (a)	350,400	2,985,058

		36,249,615

Education—1.0%
Learning Tree International, Inc. (a)	311,000	5,765,940

Electrical Equipment—2.1%
Axcelis Technologies, Inc. (a)	618,000	6,983,400
LTX Corp. (a)	406,400	5,803,392

		12,786,792

Electronics—1.3%
Actel Corp. (a)	25,400	533,908
Microsemi Corp. (a)	567,700	3,746,820
Pixelworks, Inc. (a)	410,100	3,440,739

		7,721,467

Financial Services—2.7%
Financial Federal Corp. (a)	108,300	3,584,730
IndyMac Bancorp, Inc. (a)	312,300	7,082,964
Investment Technology Group, Inc. (a)	163,550	5,348,085

		16,015,779

Food & Beverages—2.9%
Interstate Bakeries Corp	180,700	5,218,616
PepsiAmericas, Inc	460,000	6,872,400
The Robert Mondavi Corp., Class A (a)	160,500	5,493,915

		17,584,931

Forest & Paper Products—0.8%
Packaging Corp. of America (a)	244,900	4,871,061

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)
Household Products &
Home Furnishings—1.4%
Furniture Brands International, Inc. (a) .	133,700	$4,044,425
Harman International Industries, Inc	95,600	4,708,300

		8,752,725

Industrial & Machinery—3.9%
AMETEK, Inc	84,200	3,136,450
Esterline Technologies Corp. (a)	165,000	3,745,500
Flowserve Corp. (a)	225,000	6,705,000
Graco, Inc	48,600	1,221,804
JLG Industries, Inc	309,900	4,347,897
Roper Industries, Inc	106,700	3,979,910

		23,136,561

Insurance—5.3%
AmerUs Group Co	219,700	8,150,870
Arthur J. Gallagher & Co	96,200	3,333,330
Everest Re Group, Ltd	100,800	5,639,760
HCC Insurance Holdings, Inc	266,200	7,014,370
Max Re Capital, Ltd	225,900	3,049,650
W.R. Berkley Corp	79,400	4,367,000

		31,554,980

Leisure & Entertainment—4.1%
Alliance Gaming Corp. (a)	269,300	3,360,864
Bally Total Fitness Holding Corp. (a) . .	366,000	6,847,860
Brunswick Corp	243,000	6,804,000
Oakley, Inc. (a)	428,100	7,448,940

		24,461,664

Manufacturing—2.5%
Allegheny Technologies, Inc	341,100	5,389,380
Crane Co	25,110	637,292
Federal Signal Corp	167,800	4,027,200
York International Corp	145,400	4,913,066

		14,966,938

Medical Products & Services—4.8%
Albany Molecular Research, Inc. (a) . .	268,100	5,667,634
American Medical Systems
Holdings, Inc. (a)	271,900	5,454,314
Gene Logic, Inc. (a)	349,700	4,895,800
INAMED Corp. (a)	212,000	5,738,840
Varian, Inc. (a)	211,700	6,975,515

		28,732,103

Oil & Gas—6.5%
Cal Dive International, Inc. (a)	232,000	5,104,000
Chiles Offshore, Inc. (a)	209,300	5,075,525
Helmerich & Payne, Inc	197,020	7,037,554
Hydril Co. (a)	201,500	5,400,200
Key Energy Services, Inc. (a)	248,600	2,610,300
Kinder Morgan Management, LLC (a) . .	232,535	7,092,318
St. Mary Land & Exploration Co	272,300	6,551,538

		38,871,435

Description	Shares	Value

Printing & Publishing—2.7%
Journal Register Co. (a)	282,900	$5,686,290
Pulitzer, Inc	78,300	4,063,770
R. H. Donnelley Corp. (a)	239,700	6,704,409

		16,454,469

Real Estate—6.8%
Alexandria Real Estate Equities, Inc	161,600	7,973,344
Camden Property Trust	114,500	4,239,935
Capital Automotive REIT	226,800	5,411,448
Catellus Development Corp. (a)	160,200	3,271,284
Health Care Property Investors, Inc	183,500	7,872,150
Heritage Property Investment Trust	352,500	9,415,275
The Mills Corp	80,500	2,495,500

		40,678,936

Retail—8.2%
American Eagle Outfitters, Inc. (a)	261,600	5,530,224
Genesco, Inc. (a)	220,900	5,378,915
Linens 'n Things, Inc. (a)	245,000	8,038,450
Pacific Sunwear of California, Inc. (a)	430,900	9,553,053
Payless ShoeSource, Inc. (a)	128,300	7,396,495
The Timberland Co., Class A (a)	134,400	4,814,208
Tweeter Home Entertainment
Group, Inc. (a)	520,500	8,504,970

		49,216,315

Telecommunications—0.6%
C-COR.net Corp. (a)	551,700	3,861,900

Transportation—3.1%
EGL, Inc. (a)	86,700	1,470,432
Genesee & Wyoming, Inc., Class A (a) .	144,900	3,268,944
Swift Transportation Co., Inc. (a)	286,500	6,675,450
USFreightways Corp	184,600	6,990,802

		18,405,628

Total Common Stocks
(Identified cost $590,047,543)		589,114,398

	Principal
	Amount
	(000)

Repurchase Agreement—3.0%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized
by $18,410,000 United States
Treasury Bill, 1.68%, 11/21/02,
with a value of $18,281,130)
(Identified cost $17,918,000)	$17,918	17,918,000

Total Investments
(Identified cost $607,965,543) (b)	101.4%	$607,032,398
Cash and Other Assets in Excess
of Liabilities	(1.4)	(8,527,445)

Net Assets	100.0%	$598,504,953

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio
Common Stocks—97.3%
Australia—1.6%
BHP Billiton, Ltd	6,012,366	$34,762,925

Belgium—1.3%
Fortis	1,354,360	28,998,421

Finland—1.7%
Nokia Oyj	1,606,400	23,511,636
UPM-Kymmene Oyj	307,980	12,123,855

Total Finland		35,635,491

France—10.6%
Alcatel SA	1,541,200	10,715,504
BNP Paribas SA	1,216,204	67,262,871
Carrefour SA	407,200	22,037,853
Lagardere SCA	744,830	32,248,436
Schneider Electric SA (a)	238,800	12,841,423
Suez SA	922,600	24,601,306
TotalFinaElf SA	366,925	59,574,453

Total France		229,281,846

Germany—6.2%
Allianz AG, Registered Shares	92,436	18,664,193
Bayerische Motoren Werke AG	431,300	17,510,876
E.ON AG	834,710	48,431,111
Metro AG	927,710	28,539,821
Siemens AG, Registered Shares	346,600	20,805,119

Total Germany		133,951,120

Hong Kong—0.4%
CLP Holdings, Ltd	2,439,500	9,695,511

Ireland—3.2%
Allied Irish Banks PLC	2,141,600	28,214,681
Bank of Ireland	998,700	12,407,853
CRH PLC	1,669,479	27,946,769

Total Ireland		68,569,303

Italy—7.8%
Alleanza Assicurazioni	2,185,935	20,983,815
ENI SpA	4,324,600	68,762,676
Sanpaolo IMI SpA	3,143,300	31,539,913
Telecom Italia SpA	6,026,900	47,200,665

Total Italy		168,487,069

Japan—15.1%
ACOM Co., Ltd	430,100	29,388,612
AIFUL Corp	170,300	11,167,679
Canon, Inc	907,000	34,279,242
East Japan Railway Co	4,875	22,817,245
Nikko Cordial Corp	6,855,000	34,600,993
Description	Shares	Value

Nippon Telegraph & Telephone
Corp	5,537	$22,774,412
Nissan Motor Co., Ltd	5,541,000	38,370,015
NTT DoCoMo, Inc	7,628	18,774,070
Orix Corp	240,960	19,440,040
Sony Corp	772,600	40,802,253
Toyota Motor Corp	1,989,200	52,775,371

Total Japan		325,189,932

Netherlands—14.8%
ABN AMRO Holding NV	2,841,160	51,601,030
Akzo Nobel NV	921,200	40,112,061
Heineken NV	820,131	35,994,672
ING Groep NV	1,348,040	34,614,421
Koninklijke (Royal) KPN NV (a)	9,663,200	45,235,590
Koninklijke (Royal) Philips
Electronics NV	1,552,775	43,352,614
Royal Dutch Petroleum Co	832,866	46,391,155
Wolters Kluwer NV	1,095,745	20,799,066

Total Netherlands		318,100,609

Portugal—0.7%
Portugal Telecom SGPS SA,
Registered Shares	2,148,944	15,174,420

Singapore—1.8%
Oversea-Chinese Banking
Corp., Ltd	2,915,850	19,309,719
United Overseas Bank, Ltd	2,632,897	18,926,159

Total Singapore		38,235,878

Spain—2.4%
Altadis SA	1,218,400	25,148,792
Endesa SA	1,850,370	26,881,419

Total Spain		52,030,211

Sweden—1.1%
Investor AB, B Shares	2,613,600	22,892,764

Switzerland—6.9%
Compagnie Financiere
Richemont AG, A Shares	957,200	21,771,356
Novartis AG, Registered Shares	1,865,870	82,056,907
UBS AG, Registered Shares (a)	889,996	44,761,431

Total Switzerland		148,589,694

United Kingdom—21.7%
Abbey National PLC	2,100,000	24,711,154
Amersham PLC	2,702,131	23,888,607
Boots Company PLC	3,630,500	35,997,321
BP PLC	3,865,400	32,464,034
BT Group PLC (a)	5,723,750	21,985,565
Cadbury Schweppes PLC	2,947,226	22,079,712

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002

Description	Shares	Value

Lazard International Equity Portfolio (concluded)
Diageo PLC	$3,011,342	39,107,145
GlaxoSmithKline PLC	3,005,301	64,956,206
HSBC Holdings PLC	5,379,762	61,869,805
Imperial Tobacco Group PLC	1,531,600	24,909,569
Imperial Tobacco Group PLC
New (a)	676,640	10,695,298
Kingfisher PLC	3,662,200	17,653,427
mmO2 PLC (a)	21,303,350	13,638,093
Standard Chartered PLC	2,036,300	21,726,824
Tesco PLC	6,389,500	23,227,994
Vodafone Group PLC	21,910,400	30,057,251

Total United Kingdom		468,968,005

Total Common Stocks
(Identified cost $2,156,036,780)	2,098,563,199

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.2%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$67,385,000 United States Treasury
Note, 5.125%, 12/31/02, with a
value of $70,248,863)
(Identified cost $68,859,000)	$68,859	$68,859,000

Total Investments
(Identified cost $2,224,895,780) (b)	. 100.5%	$2,167,422,199
Liabilities in Excess of Cash
and Other Assets	(0.5)	(11,473,704)

Net Assets	100.0%	$2,155,948,495

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio
Common Stocks—95.6%
Denmark—2.2%
Danske Bank A/S ADR	32,400	$596,594

Finland—2.3%
Nokia Oyj ADR	43,200	625,536

France—15.2%
Alcatel SA ADR	64,800	460,728
Aventis SA ADR	13,800	971,934
Axa ADR	47,900	870,343
Societe Generale ADR	62,400	822,114
TotalFinaElf SA ADR	13,300	1,075,970

Total France		4,201,089

Germany—6.4%
Deutsche Bank AG,
Registered Shares	12,100	841,071
Siemens AG ADR	15,800	938,520

Total Germany		1,779,591

Italy—5.5%
ENI SpA ADR	11,400	912,000
Sanpaolo IMI SpA ADR	30,700	615,535

Total Italy		1,527,535

Japan—4.4%
Canon, Inc. ADR	17,300	654,459
Kao Corp. ADR	2,400	552,663

Total Japan		1,207,122

Netherlands—16.6%
ABN AMRO Holding NV ADR	55,100	995,657
Aegon NV ARS	43,000	875,050
Heineken NV ADR	23,500	1,031,417
ING Groep NV ADR	32,200	818,846
Royal Dutch Petroleum Co.
NY Shares	15,500	856,685

Total Netherlands		4,577,655

Description	Shares	Value

Spain—2.8%
Endesa SA ADR	54,700	$783,304

Switzerland—11.1%
Nestle SA ADR	18,500	1,078,430
Novartis AG ADR	26,500	1,161,495
UBS AG, Registered Shares (a)	16,600	828,174

Total Switzerland		3,068,099

United Kingdom—29.1%
AstraZeneca PLC ADR	20,100	824,100
Barclays PLC ADR	32,700	1,102,317
BP PLC ADR	19,500	984,555
Cadbury Schweppes PLC ADR	29,100	878,238
Diageo PLC ADR	17,000	878,050
GlaxoSmithKline PLC ADR	27,800	1,199,292
HSBC Holdings PLC ADR	18,200	1,059,240
Unilever PLC ADR	30,600	1,117,512

Total United Kingdom		8,043,304

Total Common Stocks
(Identified cost $26,131,604)		26,409,829

	Principal
	Amount
	(000)

Repurchase Agreement—4.2%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$1,190,000 United States Treasury
Note, 3.50%, 11/15/06, with a
value of $1,175,125)
(Identified cost $1,148,000)	$1,148	1,148,000

Total Investments
(Identified cost $27,279,604) (b)	99.8%	$27,557,829
Cash and Other Assets in
Excess of Liabilities	0.2	68,585

Net Assets	100.0%	$27,626,414

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002

Description	Shares	Value

Lazard International Small Cap Portfolio
Common Stocks—93.9%
Australia—1.7%
TABCORP Holdings, Ltd	1,057,900	$7,423,151

Belgium—1.2%
Solvus SA	290,709	5,311,435
Solvus SA STRIP (a)	16,987	168

Total Belgium		5,311,603

Canada—1.0%
Intrawest Corp	263,900	4,409,033

Finland—4.0%
Amer Group, Ltd	335,500	10,934,210
Sampo Oyj, A Shares	821,100	6,406,253

Total Finland		17,340,463

France—5.5%
Carbone Lorraine SA	160,800	5,018,271
Neopost SA (a), (c)	249,400	9,926,187
Societe BIC SA	235,400	9,415,479

Total France		24,359,937

Germany—2.2%
Fielmann AG	176,300	6,181,041
SCS Standard Computersysteme (a) . .	16,070	0
Techem AG (a)	257,846	3,361,362

Total Germany		9,542,403

Hong Kong—2.9%
Esprit Holdings, Ltd	5,171,065	9,944,419
Shaw Brothers (Hong Kong), Ltd	2,812,500	2,884,634

Total Hong Kong		12,829,053

Ireland—2.5%
DCC PLC	410,800	4,685,904
Waterford Wedgwood PLC	10,256,613	6,077,657

Total Ireland		10,763,561

Italy—4.8%
Davide Campari-Milano SpA	187,400	6,200,052
Interpump Group SpA	1,038,200	4,326,876
Natuzzi SpA ADR	343,100	5,211,689
Permasteelisa SpA	282,400	5,424,569

Total Italy		21,163,186

Japan—11.1%
ADERANS Co., Ltd	138,400	4,341,598
Belluna Co., Ltd	144,500	5,642,082
Diamond Lease Co., Ltd	327,000	6,765,894
Hisamitsu Pharmaceutical Co., Inc	353,000	4,614,976
Hokuto Corp	160,560	4,179,436
Description	Shares	Value

Japan Digital Laboratory Co., Ltd	468,900	$3,880,768
Meitec Corp	75,500	2,494,410
Nissin Kogyo Co., Ltd	211,050	4,780,584
Secom Techno Service Co., Ltd	99,000	2,353,996
The Suruga Bank, Ltd	912,000	4,321,842
Yoshinoya D&C Co., Ltd	2,877	5,160,646

Total Japan		48,536,232

Netherlands—12.5%
CSM NV	368,000	8,842,415
Euronext NV	206,700	3,878,600
Fugro NV	176,763	9,688,717
Hunter Douglas NV	355,376	10,950,240
IHC Caland NV	127,906	7,648,671
Koninklijke Boskalis Westminster NV . .	165,000	5,351,408
Telegraaf Holdings MIJ NV	453,400	8,471,954

Total Netherlands		54,832,005

Norway—1.3%
DnB Holding ASA	869,500	4,738,957
P4 Radio Hele Norge ASA	724,800	1,091,406

Total Norway		5,830,363

Singapore—2.4%
Fraser & Neave, Ltd	1,454,400	6,462,182
Want Want Holdings, Ltd	4,344,000	4,191,960

Total Singapore		10,654,142

Spain—8.6%
Abengoa SA	638,000	4,631,151
Aldeasa SA	268,500	4,306,369
Altadis SA	397,300	8,200,603
Banco Pastor SA	392,900	7,128,073
Corporacion Mapfre SA	863,400	6,821,549
Prosegur, Compania de Seguridad SA,
Registered Shares	477,800	6,728,940

Total Spain		37,816,685

Sweden—7.4%
Alfa Laval (a)	461,200	4,616,792
D. Carnegie & Co. AB	409,800	3,567,181
Elanders AB, B Shares	152,250	960,834
Nobel Biocare AB	151,500	10,154,454
Swedish Match AB	1,600,500	13,235,261

Total Sweden		32,534,522

Switzerland—3.3%
Bank Sarasin & Cie,
Registered B Shares	3,146	5,637,750
Edipresse SA	21,860	8,666,152

Total Switzerland		14,303,902

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares		Value

Lazard International Small Cap Portfolio (concluded)
United Kingdom—21.5%
Ashtead Group PLC	5,208,800		$3,429,078
Carpetright PLC	495,100		4,503,036
De La Rue PLC	126,300		973,672
Euromoney Institutional
Investor PLC	244,676		1,118,843
FKI PLC	2,147,153		5,130,114
Intertek Testing Services PLC (a)	970,200		6,403,326
Kidde PLC	6,751,700		8,850,504
Luminar PLC	535,100		6,667,748
Man Group PLC	626,927		9,842,618
Northgate PLC	843,400		6,723,443
Reckitt Benckiser PLC	493,708		8,857,335
Signet Group PLC ADR	226,212		9,992,010
Singer & Friedlander Group PLC	1,362,916		3,801,689
SSL International PLC	1,074,623		5,857,961
Trinity Mirror PLC	921,700		5,754,900
William Hill PLC (a)	1,153,700		4,660,100
Wood (John D. & Co.) PLC (a)	629,000		2,013,383

Total United Kingdom			94,579,760

Total Common Stocks
(Identified cost $378,766,240)			412,230,001

Warrant—0.0%
Singapore—0.0%
Want Want Holdings, Ltd.
10/24/04
(Identified cost $7,760) (a), (f)		310,400	133,472

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.1%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$8,820,000 United States Treasury
Note, 5.125%, 12/31/02, with a
value of $9,194,850)
(Identified cost $9,012,000)	$9,012	$9,012,000

Total Investments
(Identified cost $387,786,000) (b)	96.0%	$421,375,473
Cash and Other Assets in
Excess of Liabilities	4.0	17,595,062

Net Assets	100.0%	$438,970,535

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002

Description	Shares	Value

Lazard Emerging Markets Portfolio
Common Stocks—90.5%
Brazil—3.2%
Companhia Vale do Rio Doce
ADR (a)	180,200	$4,986,134
Petroleo Brasileiro SA ADR	169,800	3,202,428
Souza Cruz SA	611,900	3,136,242

Total Brazil		11,324,804

Chile—2.0%
Administradora de Fondos de
Pensiones Provida SA ADR	313,100	7,326,540

Croatia—1.9%
Pliva d.d. GDR (c)	483,900	6,979,483

Egypt—1.5%
Commercial International Bank	463,200	2,783,001
MobiNil	445,781	2,639,944

Total Egypt		5,422,945

Hong Kong—6.1%
China Mobile (Hong Kong),
Ltd. ADR (a)	487,200	7,122,864
CNOOC, Ltd. ADR	289,800	7,769,538
Yue Yuen Industrial (Holdings), Ltd.	2,295,300	6,900,658

Total Hong Kong		21,793,060

Hungary—2.7%
EGIS Rt	54,900	3,189,156
Gedeon Richter Rt	112,690	6,455,275

Total Hungary		9,644,431

India—5.9%
Hindalco Industries, Ltd	227,047	3,310,444
Hindustan Lever, Ltd	811,900	3,212,871
Reliance Industries, Ltd. (a)	856,300	4,723,144
Satyam Computer Services, Ltd	356,800	1,681,400
State Bank of India	1,653,400	8,138,410

Total India		21,066,269

Indonesia—4.5%
PT Hanjaya Mandala Sampoerna
Tbk	19,272,500	9,068,891
PT Telekomunikasi Indonesia	3,859,500	1,661,096
PT Telekomunikasi Indonesia ADR .	594,200	5,228,960

Total Indonesia		15,958,947

Israel—1.9%
Bank Hapoalim, Ltd	2,090,900	3,284,758
Koor Industries, Ltd. (a)	73,500	1,789,968
TTI Team Telecom International,
Ltd. (a)	98,800	1,581,788

Total Israel		6,656,514

Description	Shares	Value

Malaysia—0.4%
Maxis Communications Berhad (a) .	1,186,000	$1,513,710

Mexico—9.8%
America Telecom SA de CV,
Series A1 (a)	4,275,900	2,536,733
Carso Global Telecom, Series A1 (a).	1,502,500	1,631,674
Cemex SA de CV ADR	153,085	4,035,320
Fomento Economico Mexicano
SA de CV ADR	101,200	3,969,064
Grupo Financiero Banorte SA de CV,
Series O (a)	2,030,300	4,685,308
Grupo Televisa SA ADR (a)	122,300	4,571,574
Kimberly-Clark de Mexico SA de CV,
Series A	1,406,200	3,747,039
Telefonos de Mexico SA de CV,
Series L ADR	232,200	7,448,976
Tubos de Acero de Mexico SA ADR	248,000	2,281,600

Total Mexico		34,907,288

Panama—0.6%
Panamerican Beverages, Inc.,
Class A	157,000	2,237,250

Peru—0.7%
Credicorp, Ltd	338,200	2,631,196

Philippines—1.6%
Philippine Long Distance Telephone
Co. ADR (a)	340,400	2,539,384
San Miguel Corp., Class B	3,201,300	3,244,238

Total Philippines		5,783,622

Russia—3.8%
LUKOIL ADR (a)	145,400	9,432,621
Mobile Telesystems ADR	76,200	2,308,098
Wimm-Bill-Dann Foods
OJSC ADR (a)	84,100	1,774,510

Total Russia		13,515,229

South Africa—13.9%
ABSA Group, Ltd	1,605,923	5,057,645
Anglo American Platinum Corp.,
Ltd	52,400	2,058,390
Iscor, Ltd. (a)	5,316,827	11,345,315
Kumba Resources, Ltd. (a)	2,244,200	10,274,126
Old Mutual PLC	2,172,300	3,087,629
Sanlam, Ltd	5,183,400	4,318,662
Sappi, Ltd	324,100	4,558,147
Sasol, Ltd	470,900	5,024,151
South African Breweries PLC	455,000	3,596,751
Steinhoff International Holdings,
Ltd	616,500	493,320

Total South Africa		49,814,136

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (concluded)
South Korea—19.4%
Hite Brewery Co., Ltd	80,500	$4,965,171
Kookmin Bank	349,583	16,970,613
Korea Electric Power Corp	203,300	3,717,872
KT Corp. ADR	330,836	7,162,599
POSCO	42,100	4,671,945
POSCO ADR	92,800	2,530,656
Samsung Electronics Co., Ltd	51,281	14,024,480
Samsung Fire & Marine Insurance
Co., Ltd	123,938	7,623,784
SK Telecom Co., Ltd	34,130	7,645,914

Total South Korea		69,313,034

Taiwan—8.0%
China Steel Corp. GDR	340,471	3,489,828
Chinatrust Financial Holding Co.,
Ltd. (a)	4,335,284	3,827,922
Compal Electronics, Inc.,
Registered Shares GDR	470,398	1,806,327
Fubon Financial Holding Co., Ltd. .	8,776,000	8,773,373
Quanta Computer, Inc	705,000	1,983,538
Taiwan Cellular Corp	3,659,095	4,676,545
United Microelectronics Corp.
ADR (a)	550,369	4,045,212

Total Taiwan		28,602,745

Thailand—0.7%
PTT Public Co., Ltd	2,997,700	2,598,536

Turkey—0.5%
Turkiye Garanti Bankasi
AS ADR (a), (c)	1,354,337	1,687,098

United Kingdom—0.4%
Dimension Data Holdings PLC (a) .	2,152,500	1,346,617

Venezuela—1.0%
Compania Anonima Nacional
Telefonos de Venezuela ADR	259,673	3,695,147

Total Common Stocks
(Identified cost $301,161,774)		323,818,601

Description	Shares	Value

Preferred Stocks—7.2%
Brazil—7.2%
Banco Bradesco SA	824,571,208	$3,210,925
Banco Itau SA	88,340,400	4,958,591
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	148,400	2,640,036
Companhia de Bebidas das Americas	25,809,100	3,961,228
Companhia Paranaense de
Energia-Copel	103,499,000	419,370
Companhia Paranaense de
Energia-Copel ADR	1,072,800	4,344,840
Tele Norte Leste Participacoes
SA ADR	237,483	2,362,956
Telemar Norte Leste SA, Series A	217,300,000	3,811,612

Total Brazil		25,709,558

Total Preferred Stocks
(Identified cost $37,043,061)		25,709,558

	Principal
	Amount
	(000)

Repurchase Agreement—2.7%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$9,340,000 United States Treasury
Note, 5.125%, 12/31/02, with a
value of $9,736,950)
(Identified cost $9,543,000)	$9,543	9,543,000

Total Investments
(Identified cost $347,747,835) (b)	100.4%	$359,071,159
Liabilities in Excess of Cash and
Other Assets	(0.4)	(1,589,032)

Net Assets	100.0%	$357,482,127

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio
Asset-Backed Securities—15.3%
American Express Credit Account
Master Trust, Series 2002-3, Class A,
1.95%, 12/15/09 (g)	$2,025	$2,024,998
Associates Automobile Receivables
Trust, Series 2000-1, Class M,
7.51%, 05/15/05	400	419,191
Capital One Master Trust,
Series 1998-4, Class A,
5.43%, 01/15/07	160	165,929
Chase Credit Card Master Trust,
Series 2001-4, Class A,
5.50%, 11/17/08	500	521,451
Chevy Chase Auto Receivables Trust,
Series 2001-1, Class A4,
5.41%, 08/15/06	195	203,061
Citibank Credit Card Issuance Trust,
Series 2002-C2, Class C2,
6.95%, 02/18/14	425	434,787
Citibank Credit Card Master Trust I:
Series 1999-1, Class B,
5.75%, 02/15/06	1,145	1,178,274
Series 1999-2, Class B,
6.15%, 03/10/11	550	560,824
First USA Credit Card Master Trust,
Series 1999-1, Class C,
6.42%, 10/19/06 (c)	400	413,450
Ford Credit Auto Owner Trust,
Series 2000-G, Class B,
6.92%, 04/15/05	690	729,424
MBNA Credit Card Master Note Trust:
Series 2001-C3, Class C3,
6.55%, 12/15/08	700	732,659
Series 2002-C1, Class C1,
6.80%, 07/15/14	475	481,767

Total Asset-Backed Securities
(Identified cost $7,743,362)		7,865,815

Collateralized Mortgage Obligations—2.3%
Asset Securitization Corp.,
Series 1996-D2, Class ACS2,
1.4675%, 02/14/29 (g), (h)	2,125	110,732
Merrill Lynch Mortgage Investors, Inc.,
Series 1996-C1, Class IO,
0.7135%, 04/25/28 (c), (g)	2,467	60,690
Morgan Stanley Capital I,
Series 1998-HF1, Class A2,
6.52%, 03/15/30	925	987,781
	Principal
	Amount
Description	(000)	Value

Structured Asset Securities Corp.:
Series 1996-CFL, Class X2,
0.9017%, 02/25/28 (g), (h)	$327	$3,596
Series 1996-CFL, Class X1,
1.6942%, 02/25/28 (g), (h)	793	38,644

Total Collateralized Mortgage
Obligations
(Identified cost $1,232,131)		1,201,443

Corporate Bonds—32.0%
Apparel & Textiles—0.1%
GFSI, Inc., Series B,
9.625%, 03/01/07	45	39,600

Automotive—0.1%
Collins & Aikman Corp.,
11.50%, 04/15/06	45	42,638
Venture Holdings,
12.00%, 06/01/09	50	19,500

		62,138

Banking & Financial Services—12.2%
Bank of America Corp.,
7.40%, 01/15/11	900	985,682
Bank One Corp.,
6.00%, 08/01/08	550	566,925
Citigroup, Inc.,
6.00%, 02/21/12	240	240,971
Countrywide Home Loans, Inc.,
5.625%, 05/15/07	540	550,794
FleetBoston Financial Corp.,
7.25%, 09/15/05	520	562,032
Ford Motor Credit Co.,
7.50%, 03/15/05	645	673,025
General Electric Capital Corp.,
6.00%, 06/15/12	525	526,801
General Motors Acceptance Corp.,
6.875%, 09/15/11	525	521,229
Household Finance Corp.,
6.375%, 10/15/11	500	478,309
National Rural Utilities Cooperative
Finance Corp.,
7.30%, 09/15/06	510	551,284
Wachovia Bank NA,
7.80%, 08/18/10	525	587,632

		6,244,684

Broadcasting—0.3%
EchoStar DBS Corp.,
9.125%, 01/15/09 (c)	25	22,875
Nextmedia Operating, Inc.,
10.75%, 07/01/11	15	15,150

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio (continued)
Sinclair Broadcast Group, Inc.,
8.75%, 12/15/07	$75	$74,625
Young Broadcasting, Inc., Series B,
9.00%, 01/15/06	40	37,600

		150,250

Building & Construction—0.0%
Nortek, Inc., Series B,
9.875%, 06/15/11	15	15,150

Building Materials—0.2%
Atrium Cos., Inc., Series B,
10.50%, 05/01/09	35	35,700
Building Materials Corp., Series B:
7.75%, 07/15/05	55	48,468
8.00%, 10/15/07	35	29,444

		113,612

Cable Television—0.4%
Charter Communications Holdings LLC:
0.00%, 01/15/10 (i)	100	45,000
10.00%, 04/01/09	35	24,150
10.00%, 05/15/11	25	16,875
LodgeNet Entertainment Corp.,
10.25%, 12/15/06	95	96,425

		182,450

Chemicals—0.4%
ARCO Chemical Co.,
9.80%, 02/01/20	65	55,331
Huntsman International LLC,
9.875%, 03/01/09 (c)	70	70,175
Terra Industries, Inc., Series B,
10.50%, 06/15/05	20	17,600
Texas Petrochemical Corp.,
11.125%, 07/01/06	80	64,800

		207,906

Commercial Services—0.3%
Coinmach Corp.,
9.00%, 02/01/10 (c)	90	91,350
Phoenix Color Corp.,
10.375%, 02/01/09	30	24,000
URS Corp., Series B,
12.25%, 05/01/09	55	55,000

		170,350

Consumer Products—0.2%
Buckeye Technologies, Inc.,
9.25%, 09/15/08	80	71,600
Icon Health & Fitness, Inc.,
11.25%, 04/01/12 (c)	55	54,175

		125,775

	Principal
	Amount
Description	(000)	Value

Diversified—0.1%
Earle M. Jorgensen Co.,
9.75%, 06/01/12 (c)	$70	$68,950

Energy—1.6%
Compton Petroleum Corp.,
9.90%, 05/15/09 (c)	55	55,825
Eott Energy Partners,
11.00%, 10/01/09	30	21,600
Giant Industries, Inc.,
11.00%, 05/15/12 (c)	35	30,800
Plains Resources, Inc., Series F,
10.25%, 03/15/06	40	40,900
Swift Energy Co.,
9.375%, 05/01/12	40	38,000
Tesoro Petroleum Corp.,
9.625%, 04/01/12 (c)	25	22,875
USX Corp.,
6.65%, 02/01/06	570	603,217

		813,217

Environmental—0.2%
Allied Waste North America, Inc.,
Series B,
8.875%, 04/01/08	120	117,600

Equipment Rental—0.5%
H&E Equipment/Finance,
11.125%, 06/15/12 (c)	70	66,500
United Rentals, Inc., Series B,
9.25%, 01/15/09	70	70,350
Williams Scotsman, Inc.,
9.875%, 06/01/07 (c)	100	95,500

		232,350

Food & Beverages—1.8%
Agrilink Foods, Inc.,
11.875%, 11/01/08	25	26,125
Burns Philp Capital Property, Ltd.,
9.75%, 07/15/12 (c)	90	89,100
Chiquita Brands International, Inc.,
10.56%, 03/15/09 (j)	90	94,500
ConAgra Foods, Inc.,
6.75%, 09/15/11	625	659,507
Fleming Cos., Inc.,
9.875%, 05/01/12 (c)	70	66,150

		935,382

Forest & Paper Products—0.0%
Caraustar Industries, Inc.,
9.875%, 04/01/11	20	21,150

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio (continued)
Health Services—1.5%
Alderwoods Group, Inc.,
11.00%, 01/02/07	$75	$75,375
Fresenius Medical Capital Trust,
7.875%, 02/01/08	87	78,300
HEALTHSOUTH Corp.,
10.75%, 10/01/08	70	77,350
Res-Care, Inc.,
10.625%, 11/15/08	50	46,250
Service Corp. International,
6.875%, 10/01/07	55	49,913
Sybron Dental Specialties, Inc.,
8.125%, 06/15/12 (c)	120	118,800
Tenet Healthcare Corp.,
5.00%, 07/01/07	300	297,487

		743,475

Lodging & Entertainment—0.9%
John Q. Hammons Hotels,
8.875%, 05/15/12 (c)	95	93,100
La Quinta Inns, Inc.,
7.40%, 09/15/05	65	64,350
Mandalay Resort Group:
9.375%, 02/15/10	15	15,525
9.50%, 08/01/08	90	95,400
Meristar Hospitality Corp.,
8.75%, 08/15/07	140	123,900
Sun International Hotels, Ltd.,
8.875%, 08/15/11	30	30,637
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	20	20,600

		443,512

Machinery—0.2%
JLG Industries, Inc.,
8.375%, 06/15/12 (c)	75	75,000

Metals & Mining—0.2%
TriMas Corp.,
9.875%, 06/15/12 (c)	65	64,838
Wolverine Tube, Inc.,
10.50%, 04/01/09 (c)	20	19,600

		84,438

Multimedia—1.2%
AOL Time Warner, Inc.,
6.125%, 04/15/06	630	610,653

Office Equipment—0.2%
Xerox Corp.,
5.50%, 11/15/03	100	86,000

	Principal
	Amount
Description	(000)	Value

Printing & Publishing—0.7%
Hollinger Participation Trust,
12.125%, 11/15/10 (c), (i)	$93	$87,464
PRIMEDIA, Inc.,
7.625%, 04/01/08	90	64,800
TransWestern Publishing Co., Series F,
9.625%, 11/15/07	70	72,800
Von Hoffmann Press, Inc.:
10.25%, 03/15/09 (c)	50	51,250
10.375%, 05/15/07 (c)	50	47,813
WRC Media Corp.,
12.75%, 11/15/09	40	40,900

		365,027

Real Estate—0.1%
Ventas Realty LP,
9.00%, 05/01/12 (c)	70	71,750

Restaurants—0.1%
Yum! Brands, Inc.,
7.70%, 07/01/12	35	35,000

Retail—2.1%
Albertson's, Inc.,
7.50%, 02/15/11	720	785,200
ShopKo Stores, Inc.,
9.25%, 03/15/22	85	70,125
Target Corp.,
5.375%, 06/15/09	200	199,900

		1,055,225

Telecommunications—1.9%
AT&T Corp.,
5.625%, 03/15/04	525	483,000
Crown Castle International Corp.,
9.375%, 08/01/11	25	15,750
GTE Corp.,
9.10%, 06/01/03	395	412,435
MJD Communications, Inc., Series B,
9.50%, 05/01/08	60	49,800
Nextel Communications, Inc.:
0.00%, 09/15/07 (i)	35	19,075
9.375%, 11/15/09	25	12,688

		992,748

Transportation—0.3%
CP Ships, Ltd.,
10.375%, 07/15/12 (c)	65	63,519
Kansas City Southern,
7.50%, 06/15/09 (c)	110	110,138

		173,657

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio (concluded)
Utilities—4.2%
Calpine Corp.,
7.875%, 04/01/08	$110	$72,600
Dominion Resources, Inc., Series B,
7.625%, 07/15/05	545	590,911
KeySpan Corp.,
7.25%, 11/15/05	480	519,000
MidAmerican Energy Holdings Co.,
6.375%, 06/15/06	454	462,347
Progress Energy, Inc.,
6.75%, 03/01/06	485	508,426

		2,153,284

Total Corporate Bonds
(Identified cost $16,273,977)		16,390,333

Mortgage Pass-Through Securities—18.6%
Federal Home Loan Mortgage Corp.:
Pool#E00961,
6.00%, 04/01/16	1,029	1,051,175
Pool#410425,
6.437%, 09/01/26 (g)	23	23,553
Pool#W10002,
6.775%, 11/01/03	101	105,770
Pool#E80607,
7.00%, 06/01/15	324	341,171
6.00%, TBA	1,260	1,286,775
6.50%, TBA	1,445	1,474,348
7.50%, TBA	1,235	1,295,984
Federal National Mortgage Association:
Pool#342042,
5.722%, 06/01/25 (g)	41	43,042
Pool#303824,
5.998%, 07/01/25 (g)	49	50,667
6.50%, TBA	1,250	1,294,538
7.00%, TBA	835	864,751
Government National Mortgage
Association:
Pool#80208,
6.375%, 06/20/28 (g)	274	282,447
Pool#551120,
6.50%, 08/15/31	869	888,708
Pool#80120,
6.625%, 10/20/27 (g)	113	117,715
Pool#80093,
6.75%, 07/20/27 (g)	28	29,482
Pool#584369,
7.00%, 04/15/32	371	386,020

Total Mortgage Pass-Through Securities
(Identified cost $9,348,072)		9,536,146

	Principal
	Amount
Description	(000)	Value

U.S. Government Securities—19.7%
Federal Home Loan Bank,
1.68%, 07/15/02	$2,100	$2,098,628
Federal Home Loan Mortgage Corp.:
5.25%, 02/15/04	650	676,429
5.50%, 07/15/06	200	209,776
5.75%, 03/15/09	750	786,636
6.875%, 01/15/05	1,000	1,084,306
Federal National Mortgage Association:
1.69%, 07/18/02	2,300	2,298,165
5.25%, 04/15/07	1,000	1,036,810
6.00%, 12/15/05 (j)	1,790	1,911,398

Total U.S. Government Securities
(Identified cost $9,988,876)		10,102,148

U.S. Treasury Securities—19.3%
United States Treasury Notes:
4.375%, 05/15/07 (j)	3,100	3,142,625
4.625%, 05/15/06	1,925	1,982,750
5.25%, 05/15/04 (j)	1,875	1,959,720
6.00%, 08/15/09	2,575	2,797,171
United States Treasury STRIP,
0.00%, 11/15/09 (e)	39	26,962

Total U.S. Treasury Securities
(Identified cost $9,739,912)		9,909,228

Commercial Paper—2.6%
AIG Funding, Inc.,
1.75%, 07/15/02
(Identified cost $1,305,111)	1,306	1,305,111

Repurchase Agreement—1.4%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$755,000 United States Treasury
Note, 3.50%, 11/15/06, with a
value of $745,563)
(Identified cost $729,000) (j)	729	729,000

Total Investments
(Identified cost $56,360,441) (b)	111.2%	$57,039,224
Liabilities in Excess of Cash and
Other Assets	(11.2)	(5,759,263)

Net Assets	100.0%	$51,279,961

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio
Corporate Bonds—93.6%
Apparel & Textiles—3.6%
Foamex LP,
9.875%, 06/15/07	$1,945	$1,731,050
GFSI, Inc., Series B,
9.625%, 03/01/07	680	598,400

		2,329,450

Automotive—1.7%
Collins & Aikman Corp.,
11.50%, 04/15/06	695	658,513
Venture Holdings,
12.00%, 06/01/09	1,160	452,400

		1,110,913

Broadcasting—2.2%
EchoStar DBS Corp.,
9.125%, 01/15/09 (c)	545	498,675
Nextmedia Operating, Inc.,
10.75%, 07/01/11	250	252,500
Young Broadcasting, Inc., Series B,
9.00%, 01/15/06	735	690,900

		1,442,075

Building & Construction—1.4%
Champion Home Builders,
11.25%, 04/15/07 (c)	280	238,000
Nortek, Inc., Series B,
9.875%, 06/15/11	690	696,900

		934,900

Building Materials—2.6%
Atrium Cos., Inc., Series B,
10.50%, 05/01/09	540	550,800
Building Materials Corp., Series B:
7.75%, 07/15/05	805	709,406
8.00%, 10/15/07	500	420,625

		1,680,831

Cable Television—4.8%
Charter Communications Holdings LLC:
0.00%, 01/15/10 (i)	1,605	722,250
10.00%, 04/01/09	435	300,150
10.00%, 05/15/11	1,210	816,750
CSC Holdings, Inc.,
7.875%, 02/15/18	830	612,953
Ono Finance PLC:
13.00%, 05/01/09	305	100,650
14.00%, 02/15/11	100	34,000
	Principal
	Amount
Description	(000)	Value

Pegasus Communications Corp.,
Series B,
12.50%, 08/01/07	$1,110	$555,000

		3,141,753

Chemicals—6.6%
ARCO Chemical Co.,
9.80%, 02/01/20	1,015	864,019
Avecia Group PLC,
11.00%, 07/01/09	715	711,425
Huntsman ICI Holdings LLC:
0.00%, 12/31/09 (e)	1,255	301,200
10.125%, 07/01/09	825	738,375
Terra Industries, Inc., Series B,
10.50%, 06/15/05	775	682,000
Texas Petrochemical Corp.,
11.125%, 07/01/06	1,265	1,024,650

		4,321,669

Commercial Services—4.1%
APCOA, Inc.,
14.00%, 12/15/06	585	545,247
Coinmach Corp.,
9.00%, 02/01/10 (c)	640	649,600
Phoenix Color Corp.,
10.375%, 02/01/09	515	412,000
URS Corp., Series B,
12.25%, 05/01/09	1,040	1,040,000

		2,646,847

Consumer Products—2.9%
Buckeye Technologies, Inc.,
8.50%, 12/15/05	1,165	1,048,500
Icon Health & Fitness, Inc.,
11.25%, 04/01/12 (c)	565	556,525
Samsonite Corp.,
10.75%, 06/15/08	390	313,950

		1,918,975

Diversified—2.9%
Earle M. Jorgensen Co.,
9.75%, 06/01/12 (c)	1,075	1,058,875
Tyco International Group SA,
6.375%, 02/15/06	1,070	866,325

		1,925,200

Electronics—0.7%
ON Semiconductor Corp.,
12.00%, 05/15/08 (c)	545	474,150

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Energy—7.8%
Compton Petroleum Corp.,
9.90%, 05/15/09 (c)	$855	$867,825
Denbury Resources, Inc., Series B,
9.00%, 03/01/08	195	191,587
Eott Energy Partners,
11.00%, 10/01/09	1,390	1,000,800
Giant Industries, Inc.,
11.00%, 05/15/12 (c)	505	444,400
Mission Resources Corp., Series C,
10.875%, 04/01/07	795	651,900
Petroleum Geo-Services ASA,
7.50%, 03/31/07	1,040	842,400
Plains Resources, Inc., Series F,
10.25%, 03/15/06	90	92,025
Swift Energy Co.,
9.375%, 05/01/12	635	603,250
Tesoro Petroleum Corp.,
9.625%, 04/01/12 (c)	425	388,875

		5,083,062

Environmental—1.6%
Allied Waste North America, Inc.,
Series B:
8.875%, 04/01/08	235	230,300
10.00%, 08/01/09	835	820,454

		1,050,754

Equipment Rental—4.2%
H&E Equipment/Finance,
11.125%, 06/15/12 (c)	1,060	1,007,000
National Equipment Services, Inc.,
Series B,
10.00%, 11/30/04	660	574,200
United Rentals, Inc., Series B,
9.25%, 01/15/09	245	246,225
Williams Scotsman, Inc.,
9.875%, 06/01/07 (c)	950	907,250

		2,734,675

Food & Beverages—5.6%
Agrilink Foods, Inc.,
11.875%, 11/01/08	705	736,725
Burns Philp Capital Property, Ltd.,
9.75%, 07/15/12 (c)	1,325	1,311,750
Chiquita Brands International, Inc.,
10.56%, 03/15/09	560	588,000
Fleming Cos., Inc.,
9.875%, 05/01/12 (c)	1,110	1,048,950

		3,685,425

	Principal
	Amount
Description	(000)	Value

Forest & Paper Products—0.5%
Caraustar Industries, Inc.,
9.875%, 04/01/11	$305	$322,538

Health Services—6.9%
Alderwoods Group, Inc.,
11.00%, 01/02/07	1,075	1,080,375
Fresenius Medical Capital Trust,
7.875%, 02/01/08	280	252,000
Herbalife International, Inc.,
11.75%, 07/15/10 (c)	775	775,000
Res-Care, Inc.,
10.625%, 11/15/08	880	814,000
Service Corp. International,
6.875%, 10/01/07	360	326,700
Sola International, Inc.,
6.875%, 03/15/08	585	518,348
Sybron Dental Specialties, Inc.,
8.125%, 06/15/12 (c)	715	707,850

		4,474,273

Lodging & Entertainment—3.0%
Mandalay Resort Group:
9.375%, 02/15/10	200	207,000
9.50%, 08/01/08	400	424,000
Meristar Hospitality Corp.:
9.125%, 01/15/11 (c)	375	358,125
10.50%, 06/15/09 (c)	650	656,500
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	335	345,050

		1,990,675

Machinery—0.9%
JLG Industries, Inc.,
8.375%, 06/15/12 (c)	620	620,000

Metals & Mining—2.6%
TriMas Corp.,
9.875%, 06/15/12 (c)	980	977,550
Wolverine Tube, Inc.,
10.50%, 04/01/09 (c)	740	725,200

		1,702,750

Office Equipment—1.5%
Xerox Corp.:
5.25%, 12/15/03	650	565,500
5.50%, 11/15/03	480	412,800

		978,300

Printing & Publishing—9.1%
Hollinger Participation Trust,
12.125%, 11/15/10 (c), (i)	1,357	1,276,039

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
PRIMEDIA, Inc.:
7.625%, 04/01/08	$840	$604,800
8.875%, 05/15/11	835	626,250
Quebecor Media, Inc.,
11.125%, 07/15/11	345	339,825
Vertis, Inc.,
10.875%, 06/15/09 (c)	835	828,738
Von Hoffmann Press, Inc.:
10.25%, 03/15/09 (c)	765	784,125
10.375%, 05/15/07 (c)	910	870,187
WRC Media Corp.,
12.75%, 11/15/09	600	613,500

		5,943,464

Real Estate—0.6%
Ventas Realty LP,
9.00%, 05/01/12 (c)	365	374,125

Restaurants—0.3%
Yum! Brands, Inc.,
7.70%, 07/01/12	215	215,000

Retail—5.8%
NBC Acquisition Corp.,
0.00%, 02/15/09 (i)	555	444,000
Petro Stopping Centers,
10.50%, 02/01/07	1,220	1,171,200
Rite Aid Corp.,
11.25%, 07/01/08	1,055	822,900
ShopKo Stores, Inc.,
9.25%, 03/15/22	1,280	1,056,000
Travelcenters of America, Inc.,
12.75%, 05/01/09	245	269,806

		3,763,906

Telecommunications—5.4%
Crown Castle International Corp.,
9.375%, 08/01/11	420	264,600
Horizon PCS, Inc.:
0.00%, 10/01/10 (i)	1,730	311,400
13.75%, 06/15/11 (c)	1,000	330,000
MJD Communications, Inc., Series B,
9.50%, 05/01/08	995	825,850
Nextel Communications, Inc.:
0.00%, 09/15/07 (i)	1,300	708,500
9.375%, 11/15/09	390	197,925
Qwest Capital Funding, Inc.,
7.90%, 08/15/10	1,000	565,000
	Principal
	Amount
Description	(000)	Value

Ubiquitel Operating Co.,
0.00%, 04/15/10 (i)	$464	$64,960
WorldCom, Inc.:
7.50%, 05/15/11	1,100	165,000
7.75%, 04/01/27	555	88,800

		3,522,035

Transportation—2.6%
CP Ships, Ltd.,
10.375%, 07/15/12 (c)	890	869,726
Kansas City Southern,
7.50%, 06/15/09 (c)	800	801,000

		1,670,726

Utilities—1.7%
Calpine Corp.,
7.875%, 04/01/08	1,645	1,085,700

Total Corporate Bonds
(Identified cost $67,140,177)		61,144,171

Convertible Bonds—1.8%
Energy—0.4%
Hanover Compressor Co.,
4.75%, 03/14/08 (d)	350	274,110

Office Equipment—1.4%
Xerox Corp.,
0.57%, 04/21/18 (d)	1,465	871,675

Total Convertible Bonds
(Identified cost $1,119,345)		1,145,785

	Shares

Preferred Stocks—2.3%
Broadcasting—1.9%
Paxson Communications Corp. (a)	164	1,279,200

Cable Television—0.3%
CSC Holdings, Inc., Series M	2,800	179,200

Manufacturing—0.1%
High Voltage Engineering Corp.,
Series A (a)	1,197	59,850

Total Preferred Stocks
(Identified cost $2,280,252)		1,518,250

Warrants—0.1%
Cable Television—0.0%
Ono Finance PLC,
05/31/09 (a), (c), (f)	500	62
03/16/11 (a), (c), (f)	470	59

		121

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard High Yield Portfolio (concluded)
Computer Services—0.0%
Verado Holdings, Inc.,
04/15/08 (a), (f)	365	$730

Retail—0.0%
Travelcenters of America, Inc.,
05/01/09 (a), (c), (f)	810	9,315

Telecommunications—0.1%
GT Group Telecom, Inc.,
02/01/10 (a), (c), (f)	1,450	1,450
Horizon PCS, Inc.,
10/01/10 (a), (c), (f)	1,730	87
Ubiquitel, Inc.,
04/15/10 (a), (c), (f)	1,259	17,626

		19,163

Total Warrants
(Identified cost $343,373)		29,329

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—1.6%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$1,090,000 United States Treasury
Note, 3.50%, 11/15/06, with a
value of $1,076,375)
(Identified cost $1,055,000)	$1,055	$1,055,000

Total Investments
(Identified cost $71,938,147) (b)	99.4%	$64,892,535
Cash and Other Assets in
Excess of Liabilities	0.6	414,742

Net Assets	100.0%	$65,307,277

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

		Principal
		Amount
Description		(000)(k)	Value

Lazard Strategic Yield Portfolio
Currency Denominated Bonds—62.6%
Bahamas—0.2%
Sun International Hotels, Ltd.,
8.875%, 08/15/11	USD	280	$285,950

Canada—1.0%
CP Ships, Ltd.,
10.375%, 07/15/12 (c)	USD	375	366,458
Hollinger Participation Trust,
12.125%, 11/15/10 (c), (i), (j)	USD	1,080	1,014,957
Quebecor Media, Inc.,
11.125%, 07/15/11	USD	200	197,000

Total Canada			1,578,415

Cayman Islands—0.8%
Prime Capital Calquake &
Eurowind, Ltd.,
9.5125%, 01/07/04 (c), (g), (j)	USD	840	833,297
Redwood Capital I, Ltd.,
7.5375%, 01/01/03 (c), (g)	USD	435	432,825

Total Cayman Islands			1,266,122

Costa Rica—2.3%
Costa Rica Treasury Bills (BEM):
15.6921%, 07/10/02		645,457	1,784,271
16.4408%, 10/09/02		38,395	101,667
18.0237%, 01/08/03		253,828	642,360
18.0716%, 04/09/03		314,973	762,478
Salomon CRC (BEM) Linked Note,
17.45%, 10/10/02	USD	427	431,935

Total Costa Rica			3,722,711

France—0.4%
Government of France,
3.50%, 07/12/04	EUR	690	673,594

Germany—0.7%
Core, Series 1998-1A, Class B3,
6.263%, 01/16/06 (c), (g)	EUR	2,400	1,211,642

Greece—0.1%
Antenna TV SA,
9.75%, 07/01/08	EUR	100	81,971
Republic of Hellenic,
5.58%, 08/14/03 (g)	EUR	0.2	193

Total Greece			82,164

		Principal
		Amount
Description		(000)(k)	Value

Indonesia—0.0%
Polysindo,
0.00%, 04/26/03 (a), (l)		5,000,000	$5,738
PT Polysindo Eka Perkasa,
0.00%, 03/16/05 (a), (l)	USD	194	1,942

Total Indonesia			7,680

Luxembourg—0.3%
BSN Financing Co. SA,
10.25%, 08/01/09	EUR	85	78,489
PTC International Finance II SA,
11.25%, 12/01/09	EUR	110	114,611
Rhiag SA,
10.75%, 06/05/07 (c)	EUR	95	94,995
Scandinavian Broadcasting SA,
12.00%, 06/15/08	EUR	185	168,272

Total Luxembourg			456,367

Mexico—0.1%
United Mexican States,
9.875%, 01/15/07 (j)	USD	160	179,440

Namibia—0.1%
Government of Namibia,
12.00%, 04/15/05		1,460	137,784

Netherlands—0.3%
Impress Metal Packaging Holding NV,
9.875%, 05/29/07	EUR	110	50,684
Kappa Beheer BV:
0.00%, 07/15/09 (i)	EUR	35	30,072
10.625%, 07/15/09	EUR	65	69,330
12.50%, 07/15/09	EUR	335	338,290

Total Netherlands			488,376

Norway—0.5%
Findexa II AS,
10.25%, 12/01/11	EUR	185	195,495
Petroleum Geo-Services ASA,
7.50%, 03/31/07 (j)	USD	825	668,250

Total Norway			863,745

Poland—1.6%
Government of Poland:
0.00%, 08/21/03 (e)		820	184,671
10.00%, 06/12/04		9,510	2,423,097

Total Poland			2,607,768

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

		Principal
		Amount
Description		(000)(k)	Value

Lazard Strategic Yield Portfolio (continued)
Thailand—0.0%
Finance One PLC,
0.00%, 01/03/05 (a), (l), (m)		20,000	$0
Morgan Guarantee Trust,
0.00%, 07/31/02 (a), (l), (m)		10,569	0

Total Thailand			0

United Kingdom—0.7%
Big Food Group PLC,
9.75%, 06/30/12 (c)		35	53,349
Coral Group Holdings PLC, Series B,
13.50%, 09/30/09		0.1	95
Focus Retail Group PLC,
13.00%, 11/01/10 (c)		35	54,416
INEOS Acrylics Finance PLC,
10.25%, 05/15/10	EUR	15	14,518
Luxfer Holdings PLC,
10.125%, 05/01/09		580	680,730
Ono Finance PLC,
14.00%, 02/15/11		80	27,200
Premier International Foods PLC,
12.25%, 09/01/09		100	166,143
TM Group Holdings PLC,
11.00%, 05/15/08	USD	170	178,500

Total United Kingdom			1,174,951

United States—53.5%
Agrilink Foods, Inc.,
11.875%, 11/01/08 (j)		255	266,475
Alderwoods Group, Inc.,
12.25%, 01/02/09 (j)		415	427,450
Allied Waste North America, Inc.,
Series B,
8.50%, 12/01/08 (j)		725	699,625
Anthracite CDO I, Ltd.,
Series 2002-CIBA, Class CFL,
3.09%, 05/24/37 (c), (g), (j)		1,400	1,401,540
ARCO Chemical Co.,
9.80%, 02/01/20 (j)		1,020	868,275
Asset Securitization Corp.,
Series 1996-D2, Class ACS2,
1.4675%, 02/14/29 (g), (h), (j)		7,035	366,590
Atrium Cos., Inc., Series B,
10.50%, 05/01/09 (j)		410	418,200
Buckeye Technologies, Inc.,
9.25%, 09/15/08 (j)		780	698,100
Building Materials Corp., Series B:
7.75%, 07/15/05 (j)		630	555,187
8.00%, 10/15/07 (j)		390	328,088

	Principal
	Amount
Description	(000)(k)	Value

Burns Philp Capital Property, Ltd.,
9.75%, 07/15/12 (c), (j)	425	$420,750
Calpine Corp.,
7.875%, 04/01/08 (j)	1,515	999,900
Caraustar Industries, Inc.,
9.875%, 04/01/11 (j)	230	243,225
Charter Communications
Holdings LLC:
0.00%, 01/15/10 (i), (j)	775	348,750
0.00%, 05/15/11 (i), (j)	1,590	556,500
10.00%, 04/01/09 (j)	220	151,800
Chiquita Brands International, Inc.,
10.56%, 03/15/09 (j)	620	651,000
Citibank Credit Card Issuance Trust,
Series 2002-C1, Class C1,
2.91%, 02/09/09 (g)	3,000	2,988,391
Coinmach Corp.,
9.00%, 02/01/10 (c), (j)	530	537,950
Collins & Aikman Corp.,
11.50%, 04/15/06 (j)	535	506,912
Crest, Ltd., Series 2002-1A, Class B2,
3.30%, 05/27/36 (c), (g), (j)	1,400	1,411,539
Crown Castle International Corp.,
9.375%, 08/01/11 (j)	340	214,200
Denbury Resources, Inc., Series B,
9.00%, 03/01/08 (j)	120	117,900
EchoStar DBS Corp.,
9.125%, 01/15/09 (c), (j)	825	754,875
Eott Energy Partners,
11.00%, 10/01/09 (j)	765	550,800
Federal Home Loan Mortgage Corp.:
6.50%, TBA	4,765	4,861,777
Series 2417, Class SY,
6.56%, 12/15/31 (g), (h), (j)	18,234	2,817,702
Series 2415, Class S,
6.56%, 02/15/32 (g), (h), (j)	5,277	836,722
Series 30, Class J,
7.50%, 02/25/23 (h), (j)	763	67,788
Federal National Mortgage Association:
Series 2002-11, Class DC,
5.93%, 03/25/32 (g), (h), (j)	10,216	1,188,490
Series 322, Class 2,
6.00%, 03/01/32 (h), (j)	5,849	1,672,658
Series 2001-62, Class SM,
6.26%, 02/25/29 (g), (h), (j)	7,027	755,183
6.50%, TBA	1,215	1,258,290
First Horizon Asset Securities, Inc.,
Series 2000-2, Class B3,
7.75%, 06/25/30 (j)	636	653,031

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

		Principal
		Amount
Description		(000)(k)	Value

Lazard Strategic Yield Portfolio (continued)
First Union-Lehman Brothers-Bank of
America, Series 1998-C2, Class D,
6.778%, 11/18/35 (j)		3,850	$3,921,351
Fleming Cos., Inc.,
9.875%, 05/01/12 (c), (j)		880	831,600
Foamex LP,
9.875%, 06/15/07 (j)		1,405	1,250,450
Ford Motor Credit Co.,
7.375%, 10/28/09 (j)		3,500	3,623,210
GE Capital Mortgage Services, Inc.,
Series 1996-5, Class B3,
6.75%, 03/25/11 (c), (j)		609	616,187
GFSI, Inc., Series B,
9.625%, 03/01/07 (j)		535	470,800
Giant Industries, Inc.,
11.00%, 05/15/12 (c), (j)		390	343,200
Government National Mortgage
Association, Pool#584369,
7.00%, 04/15/32 (j)		1,732	1,801,428
H&E Equipment/Finance,
11.125%, 06/15/12 (c), (j)		90	85,500
HEALTHSOUTH Corp.,
10.75%, 10/01/08 (j)		400	442,000
Horizon PCS, Inc.:
0.00%, 10/01/10 (i)		75	13,500
13.75%, 06/15/11 (c), (j)		395	130,350
Huntsman ICI Holdings LLC:
0.00%, 12/31/09 (e), (j)		900	216,000
10.125%, 07/01/09	EUR	145	118,858
10.125%, 07/01/09 (j)		445	398,275
Huntsman International LLC:
9.875%, 03/01/09 (c), (j)		310	310,775
10.125%, 07/01/09	EUR	35	29,744
Icon Health & Fitness, Inc.,
11.25%, 04/01/12 (c), (j)		680	669,800
John Q. Hammons Hotels,
8.875%, 05/15/12 (c), (j)		425	416,500
Kansas City Southern,
7.50%, 06/15/09 (c), (j)		920	921,150
La Quinta Inns, Inc.:
7.25%, 03/15/04 (j)		410	407,950
7.40%, 09/15/05 (j)		515	509,850
Lin Holdings Corp.,
0.00%, 03/01/08 (i), (j)		725	667,000
LodgeNet Entertainment Corp.,
10.25%, 12/15/06 (j)		810	822,150
Mandalay Resort Group:
9.375%, 02/15/10 (j)		265	274,275
Series B,
10.25%, 08/01/07 (j)		305	319,869
	Principal
	Amount
Description	(000)(k)	Value

MBNA Master Credit Card Trust II,
2.64%, 05/17/04 (c), (g), (j)	2,700	$2,696,979
Meristar Hospitality Corp.:
8.75%, 08/15/07 (j)	220	194,700
9.125%, 01/15/11 (c), (j)	355	339,025
10.50%, 06/15/09 (c), (j)	385	388,850
Merrill Lynch Mortgage Investors, Inc.,
Series 1996-C1, Class IO,
0.7135%, 04/25/28 (c), (g), (h), (j)	9,867	242,734
Mission Resources Corp., Series C,
10.875%, 04/01/07 (j)	220	180,400
MJD Communications, Inc., Series B,
9.50%, 05/01/08 (j)	605	502,150
Namazu Re, Ltd.,
6.3975%, 12/02/04 (c), (g), (j)	1,000	1,000,040
National City Credit Card Master Trust,
Series 2000-1, Class C,
2.72%, 08/15/07 (c), (g), (j)	2,900	2,884,459
National Equipment Services, Inc.,
Series B,
10.00%, 11/30/04 (j)	825	717,750
NBC Acquisition Corp.,
0.00%, 02/15/09 (i), (j)	695	556,000
Nextel Communications, Inc.,
0.00%, 09/15/07 (i), (j)	340	185,300
Nextmedia Operating, Inc.,
10.75%, 07/01/11	105	106,050
Nortek, Inc., Series B,
9.875%, 06/15/11	170	171,700
Pegasus Satellite,
12.375%, 08/01/06 (j)	385	192,500
Petro Stopping Centers,
10.50%, 02/01/07 (j)	669	642,240
Phoenix Color Corp.,
10.375%, 02/01/09 (j)	870	696,000
Pioneer Ltd.,
7.87%, 06/15/06 (c)	1,250	1,250,000
Plains Resources, Inc., Series F,
10.25%, 03/15/06 (j)	350	357,875
PNC Mortgage Securities Corp.:
Series 2000-1, Class IB3,
7.46%, 02/25/30 (j)	641	657,884
Series 2000-2, Class B3,
7.634%, 04/25/30	855	876,510
PRIMEDIA, Inc.,
7.625%, 04/01/08 (j)	440	316,800
Res-Care, Inc.,
10.625%, 11/15/08	555	513,375

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)(k)	Value

Lazard Strategic Yield Portfolio (continued)
Resorts International, Inc.,
11.50%, 03/15/09 (c)	390	$354,900
Rite Aid Corp.,
11.25%, 07/01/08	475	370,500
Service Corp. International,
6.875%, 10/01/07	645	585,337
ShopKo Stores, Inc.,
9.25%, 03/15/22	930	767,250
Structured Asset Securities Corp.:
Series 1996-CFL, Class X2,
0.9017%, 02/25/28 (g), (h)	688	7,553
Series 1996-CFL, Class X1,
1.6942%, 02/25/28 (g), (h)	2,133	103,902
Swift Energy Co.,
9.375%, 05/01/12	745	707,750
Sybron Dental Specialties, Inc.,
8.125%, 06/15/12 (c)	400	396,000
Terra Industries, Inc., Series B,
10.50%, 06/15/05	1,005	884,400
Tesoro Petroleum Corp.,
9.625%, 04/01/12 (c)	330	301,950
Texas Petrochemical Corp.,
11.125%, 07/01/06	985	797,850
Toll Corp.,
8.25%, 12/01/11	730	733,650
TransWestern Publishing Co.,
Series F,
9.625%, 11/15/07	545	566,800
Travelcenters of America, Inc.,
12.75%, 05/01/09	105	115,631
TriMas Corp.,
9.875%, 06/15/12 (c)	830	827,925
Ubiquitel Operating Co.,
0.00%, 04/15/10 (i)	382	53,480
United Rentals, Inc., Series B,
9.25%, 01/15/09 (j)	620	623,100
United States Treasury Note,
3.00%, 01/31/04 (j)	1,600	1,610,434
URS Corp., Series B,
12.25%, 05/01/09 (j)	655	655,000
Venetian Casino Resort LLC,
11.00%, 06/15/10 (c)	650	654,062
Ventas Realty LP,
9.00%, 05/01/12 (c)	505	517,625
Venture Holdings,
12.00%, 06/01/09	910	354,900
Von Hoffmann Press, Inc.,
10.375%, 05/15/07 (c)	555	530,719
	Principal
	Amount
Description	(000)(k)	Value

Washington Mutual Mortgage
Securities Corp.,
Series 2001-2, Class B3,
7.20%, 01/25/31 (g), (j)	1,717	$1,724,240
Wells Fargo Mortgage Backed
Securities Trust, Series 2002-10,
Class B3,
6.00%, 06/25/32	421	369,604
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	200	206,000
Williams Scotsman, Inc.,
9.875%, 06/01/07 (c), (j)	1,175	1,122,125
Wolverine Tube, Inc.,
10.50%, 04/01/09 (c)	215	210,700
Xerox Corp.:
5.25%, 12/15/03	395	343,650
5.50%, 11/15/03	830	713,800
Yamaha Motor Master Trust,
Series 2000-1, Class B,
2.54%, 05/15/08 (g), (j)	3,175	3,160,014
Young Broadcasting, Inc., Series B,
9.00%, 01/15/06 (j)	560	526,400

Total United States		86,774,007

Total Currency Denominated Bonds
(Identified cost $104,627,929)		101,510,716

	Shares

Preferred Stocks—0.7%
United Kingdom—0.1%
Avecia Group PLC (a)	5,383	126,500

United States—0.6%
High Voltage Engineering Corp.,
Series A (a), (j)	2,257	112,850
Paxson Communications Corp. (a), (j) . .	113	881,400

Total United States		994,250

Total Preferred Stocks
(Identified cost $3,054,092)		1,120,750

Warrants—0.0%
Canada—0.0%
GT Group Telecom, Inc.,
02/01/10 (a), (c), (f)	775	775

Mexico—0.0%
United Mexican States Rights:
Series B, 06/30/04 (a), (f)	692,307	0
Series C, 06/30/05 (a), (f)	692,307	0
Series D, 06/30/06 (a), (f)	692,307	0

Total Mexico		0

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Description	Shares	Value

Lazard Strategic Yield Portfolio (continued)
United Kingdom—0.0%
Ono Finance PLC:
05/31/09 (a), (f)	350	$4
05/31/09 (a), (c), (f)	90	3,382
03/16/11 (a), (c), (f)	540	5

Total United Kingdom		3,391

United States—0.0%
Motient Corp.,
04/01/08 (a), (c), (f)	1,385	14
Ubiquitel, Inc.,
04/15/10 (a), (c), (f)	922	12,908

Total United States		12,922

Total Warrants
(Identified cost $108,786)		17,088

	Principal
	Amount
	(000)

U.S. Government Securities—30.7%
Federal Home Loan Bank:
1.68%, 07/15/02	$ 403	402,737
1.68%, 07/22/02	700	699,314
1.69%, 07/17/02	5,942	5,937,537
1.70%, 07/05/02	3,770	3,769,288
1.70%, 08/12/02	1,130	1,127,759
2.12%, 12/13/02	812	804,110
2.15%, 12/02/02	740	733,194
2.39%, 04/21/03	2,620	2,568,862
2.53%, 03/07/03	1,165	1,144,613
Federal Home Loan Mortgage Corp.:
1.69%, 07/23/02	4,300	4,295,559
1.69%, 08/20/02	1,838	1,833,686
1.70%, 07/05/02	585	584,911
1.73%, 07/03/02	5,000	4,999,520
1.85%, 07/03/02	1,700	1,699,825
2.02%, 12/23/02	500	495,090
	Principal
	Amount
Description	(000)	Value

Federal National Mortgage Association:
1.65%, 07/02/02	$1,530	$1,529,930
1.68%, 07/08/02	980	979,680
1.69%, 07/11/02	3,700	3,698,263
1.69%, 07/18/02	1,100	1,099,122
1.70%, 07/03/02	1,918	1,917,819
1.79%, 07/03/02	650	649,935
1.80%, 07/17/02	3,200	3,197,440
2.10%, 01/10/03	1,156	1,142,985
2.35%, 09/20/02	200	198,943
2.51%, 04/04/03	4,470	4,383,671

Total U.S. Government Securities
(Identified cost $49,893,793)		49,893,793

Commerical Paper—2.6%
AIG Funding, Inc.,
1.75%, 07/15/02
(Identified cost $4,170,160)	4,173	4,170,160

Repurchase Agreement—9.9%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$15,680,000 United States Treasury
Note, 5.125%, 12/31/02, with a
value of $16,346,400)
(Identified cost $16,023,000) (j)	16,023	16,023,000

Total Investments
(Identified cost $177,877,760) (b)	106.5%	$172,735,507
Liabilities in Excess of Cash
and Other Assets	(6.5)	(10,549,025)

Net Assets	100.0%	$162,186,482

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Lazard Strategic Yield Portfolio (continued)

Forward Foreign Currency Contracts open at June 30, 2002:

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	07/05/02	2,410,097	$932,700	$842,279	$—	$90,421
BRL	07/31/02	962,288	335,000	332,891	—	2,109
BRL	03/08/04	3,606,848	1,162,000	895,444	—	266,556
CAD	09/30/02	836,976	541,995	548,927	6,932	—
CLP	07/17/02	1,093,048,400	1,636,300	1,585,425	—	50,875
CLP	07/24/02	395,312,500	575,000	573,151	—	1,849
COP	07/17/02	2,234,214,750	944,500	929,373	—	15,127
CZK	07/09/02	30,436,316	870,853	1,028,575	157,722	—
CZK	07/15/02	27,500,000	851,725	929,050	77,325	—
CZK	12/10/02	27,759,765	750,426	931,647	181,221	—
CZK	12/10/02	26,086,035	731,295	875,475	144,180	—
CZK	04/15/03	77,199,325	2,270,502	2,581,447	310,945	—
DKK	09/30/02	41,560,622	5,158,837	5,499,328	340,491	—
EUR	12/10/02	1,700,000	1,480,275	1,667,084	186,809	—
EUR	09/30/02	690,929	632,000	679,617	47,617	—
EUR	09/30/02	5,825,351	5,382,624	5,729,976	347,352	—
EUR	09/30/02	602,566	560,447	592,701	32,254	—
EUR	09/30/02	48,933	45,947	48,131	2,184	—
EUR	09/30/02	55,567	52,177	54,657	2,480	—
EUR	09/30/02	248,070	232,937	244,008	11,071	—
EUR	09/30/02	213,342	200,300	209,849	9,549	—
EUR	09/30/02	24,728	23,274	24,323	1,049	—
EUR	09/30/02	206,076	193,959	202,702	8,743	—
EUR	09/30/02	178,917	169,300	175,987	6,687	—
EUR	09/30/02	240,728	237,117	236,787	—	330
EUR	09/30/02	477,889	467,361	470,064	2,703	—
GBP	09/30/02	801,961	1,155,780	1,215,589	59,809	—
GBP	09/30/02	2,498,467	3,625,276	3,787,104	161,828	—
GBP	09/30/02	39,419	57,075	59,750	2,675	—
GBP	09/30/02	27,479	39,856	41,652	1,796	—
GBP	09/30/02	110,499	163,798	167,491	3,693	—
HUF	07/05/02	256,007,000	991,372	1,031,717	40,345	—
HUF	06/30/03	940,385,000	3,807,304	3,544,877	—	262,427
IDR	07/08/02	5,670,000,000	630,000	648,830	18,830	—
ILS	07/22/02	3,260,678	668,583	682,179	13,596	—
INR	07/08/02	43,060,050	869,900	881,214	11,314	—
INR	08/13/02	56,268,608	1,130,800	1,151,019	20,219	—
INR	09/20/02	72,462,600	1,458,000	1,481,491	23,491	—
ISK	12/23/02	56,209,200	620,000	627,070	7,070	—
JPY	09/30/02	606,260,132	4,904,243	5,081,599	177,356	—
KES	07/15/02	37,468,050	471,000	477,229	6,229	—
KES	07/24/02	61,308,000	780,000	779,494	—	506
KRW	07/11/02	173,641,000	130,000	144,206	14,206	—
KRW	07/11/02	1,324,074,750	1,074,300	1,099,622	25,322	—
KRW	07/15/02	2,984,632,000	2,230,000	2,477,851	247,851	—
MXN	07/08/02	335,000	34,210	33,623	—	587
MXN	07/08/02	1,314,000	134,991	131,882	—	3,109
MXN	07/08/02	4,357,000	450,597	437,298	—	13,299

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Lazard Strategic Yield Portfolio (continued)

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

MXN	12/19/02	8,000,000	$811,977	$771,485	$—	$40,492
MXN	12/19/02	5,000,000	512,889	482,178	—	30,711
MXN	04/21/03	22,664,000	2,360,833	2,128,401	—	232,432
MXN	04/21/03	2,534,064	262,000	237,977	—	24,023
PEN	07/05/02	2,289,185	657,000	651,744	—	5,256
PEN	07/05/02	1,486,438	425,000	423,197	—	1,803
PHP	07/11/02	65,596,500	1,290,000	1,301,485	11,485	—
PHP	04/10/03	13,949,000	260,000	264,818	4,818	—
PHP	04/10/03	105,359,400	1,962,000	2,000,217	38,217	—
PLN	09/30/02	955,300	205,419	231,372	25,953	—
PLN	12/12/02	5,934,176	1,420,679	1,420,243	—	436
ROL	07/17/02	14,915,928,365	440,765	442,201	1,436	—
ROL	08/20/02	14,296,041,769	415,740	411,898	—	3,842
ROL	08/20/02	7,416,025,000	217,409	213,671	—	3,738
RUB	07/01/02	53,871,840	1,672,000	1,708,673	36,673	—
RUB	07/09/02	27,066,720	856,000	856,646	646	—
RUB	07/25/02	18,397,600	580,000	579,789	—	211
RUB	08/23/02	38,560,000	1,205,000	1,204,915	—	85
SIT	09/23/02	166,852,880	659,133	716,035	56,902	—
SKK	07/18/02	9,592,550	203,469	214,648	11,179	—
SKK	07/24/02	107,835,917	2,342,627	2,410,410	67,783	—
THB	07/08/02	95,332,500	2,250,000	2,295,402	45,402	—
THB	07/31/02	34,627,600	830,000	833,647	3,647	—
TRL	07/30/02	498,400,000,000	3,115,000	3,068,470	—	46,530
ZAR	07/18/02	28,439,625	2,715,000	2,744,155	29,155	—
ZAR	01/21/03	14,211,633	1,156,000	1,301,954	145,954	—

Total Forward Foreign Currency Purchase Contracts			$80,691,876	$82,787,316	$3,192,194	$1,096,754

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Lazard Strategic Yield Portfolio (concluded)

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	07/05/02	2,331,071	$823,700	$814,661	$9,039	$—
BRL	03/10/03	3,165,288	1,162,000	968,156	193,844	—
CAD	09/30/02	835,936	544,797	548,244	—	3,447
CHF	09/30/02	271,104	172,678	182,448	—	9,770
CZK	12/10/02	53,845,800	1,480,275	1,807,122	—	326,847
DKK	09/30/02	41,892,575	5,201,720	5,543,252	—	341,532
EUR	07/09/02	987,000	870,853	974,379	—	103,526
EUR	07/15/02	902,652	851,726	890,876	—	39,150
EUR	12/10/02	830,000	750,426	813,929	—	63,503
EUR	12/10/02	823,111	731,295	807,174	—	75,879
EUR	04/15/03	2,555,000	2,270,502	2,494,341	—	223,839
EUR	07/05/02	1,046,635	991,372	1,033,432	—	42,060
EUR	06/30/03	3,636,446	3,807,304	3,540,963	266,341	—
EUR	09/23/02	734,000	659,133	722,199	—	63,066
EUR	07/18/02	214,000	203,469	211,181	—	7,712
EUR	07/24/02	2,422,000	2,342,627	2,389,468	—	46,841
EUR	09/30/02	8,324,834	7,614,309	8,188,537	—	574,228
EUR	09/30/02	5,918,201	5,473,152	5,821,307	—	348,155
EUR	09/30/02	102,814	94,987	101,131	—	6,144
EUR	09/30/02	82,756	76,452	81,401	—	4,949
EUR	09/30/02	1,385,462	1,276,122	1,362,779	—	86,657
EUR	09/30/02	630,261	621,500	619,942	1,558	—
EUR	09/30/02	198,415	196,000	195,166	834	—
GBP	09/30/02	4,528,759	6,569,463	6,864,561	—	295,098
GBP	09/30/02	35,000	51,345	53,052	—	1,707
GBP	09/30/02	59,939	91,000	90,854	146	—
JPY	09/30/02	187,312,162	1,508,028	1,570,028	—	62,000
JPY	09/30/02	66,465,885	534,528	557,109	—	22,581
JPY	09/30/02	863,044,779	6,982,563	7,233,936	—	251,373
JPY	09/30/02	8,231,260	66,429	68,993	—	2,564

Total Forward Foreign Currency Sale Contracts			$54,019,755	$56,550,621	$471,762	$3,002,628

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts					$3,663,956	$4,099,382

As of June 30, 2002, the Portfolio had the following interest rate swap agreement outstanding:

Swap	Notional	Rate	Rate	Termination	Unrealized
Counterparty	Amount	Received	Paid	Date	Loss

Deutsche Bank AG	$19,000,000	Variable †	5.29%	3/14/07	$944,490

† The Portfolio pays interest based on the Three Month LIBOR which fluctuates quarterly.

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (continued)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Mortgage Portfolio
Asset-Backed Securities—2.8%
Capital Auto Receivables Asset Trust,
Series 2000-2, Class A4,
6.46%, 07/15/06 (j)	$1,170	$1,189,375
CIT Equipment Collateral,
Series 2001-1, Class A3,
5.23%, 10/20/04 (j)	1,220	1,242,927

Total Asset-Backed Securities
(Identified cost $2,462,834)		2,432,302

Commerical Mortgage-Backed
Security—0.4%
Morgan Stanley Dean Witter Capital I,
Series 2000-LIF2, Class A2,
7.20%, 10/15/33
(Identified cost $386,898)	350	385,026

Mortgage Pass-Through Securities—90.8%
Federal Home Loan Mortgage Corp.:
Pool#E77662,
6.00%, 07/01/14	78	80,231
Pool#E00763,
6.00%, 11/01/14	84	87,009
Pool#E84574,
6.00%, 07/01/16	189	193,944
Pool#E84978,
6.00%, 08/01/16	119	121,851
Pool#C00610,
6.50%, 05/01/28	135	138,243
Pool#C00835,
6.50%, 07/01/29	118	120,945
Pool#C32962,
6.50%, 11/01/29	18	18,642
Pool#D77111,
7.00%, 04/01/26	11	11,525
Pool#G00815,
7.00%, 12/01/27	75	78,599
Pool#G10890,
7.50%, 12/01/13	60	64,139
Pool#E80531,
7.50%, 05/01/15	10	11,540
Pool#C00910,
7.50%, 01/01/30	48	50,645
6.00%, TBA	5,486	5,543,977
6.50%, TBA	11,406	11,637,656
7.50%, TBA	6,859	7,216,598
Federal National Mortgage Association:
Pool#545000,
6.50%, 06/01/15	143	149,629

	Principal
	Amount
Description	(000)	Value

Pool#550415,
7.00%, 11/01/15	$153	$161,008
Pool#644648,
7.00%, 03/01/17 (j)	2,137	2,248,336
Pool#355033,
7.00%, 11/01/26	9	9,642
Pool#390065,
7.00%, 06/01/27	25	26,671
Pool#549251,
7.00%, 11/01/30	345	358,725
Pool#581846,
7.00%, 07/01/31	201	209,075
Pool#617453,
7.00%, 01/01/32 (j)	7,453	7,727,657
6.50%, TBA	10,530	10,786,640
7.00%, TBA	9,390	9,724,566
Government National Mortgage Association:
Pool#475207,
6.50%, 08/15/28	85	87,294
Pool#475562,
6.50%, 09/15/28	668	685,495
Pool#486598,
6.50%, 10/15/28	339	348,494
Pool#497216,
6.50%, 03/15/29	98	100,715
Pool#557586,
6.50%, 07/15/31	428	437,719
Pool#551120,
6.50%, 08/15/31	246	251,801
Pool#781176,
7.00%, 12/15/28	256	266,898
Pool#567626,
7.00%, 04/15/32	857	891,819
Pool#567629,
7.00%, 04/15/32	2,715	2,824,387
Pool#574235,
7.00%, 05/15/32	999	1,039,220
Pool#462758,
7.50%, 05/15/28	9	10,230
Pool#472630,
7.50%, 05/15/28	7	8,488
Pool#531205,
8.00%, 06/15/30	5	5,649
6.50%, TBA	10,500	10,710,000
7.00%, TBA	4,250	4,410,693

Total Mortgage Pass-Through Securities
(Identified cost $78,402,880)		78,856,395

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Portfolios of Investments (concluded)

June 30, 2002 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Mortgage Portfolio (concluded)
U.S. Government Securities—65.6%
Federal Home Loan Bank,
1.68%, 07/15/02 (j)	$43,700	$43,671,449
Federal National Mortgage Association:
1.68%, 07/22/02	2,200	2,197,844
1.69%, 07/18/02	11,100	11,091,142

Total U.S. Government Securities
(Identified cost $56,960,435)		56,960,435

U.S. Treasury Security—5.5%
United States Treasury Note,
5.00%, 08/15/11
(Identified cost $4,814,014) (j)	4,700	4,765,278

Commercial Paper—2.5%
AIG Funding, Inc.,
1.75%, 07/15/02
(Identified cost $2,148,537)	2,150	2,148,537

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—0.9%
State Street Corp., 1.88%, 07/01/02
(Dated 06/28/02, collateralized by
$810,000 United States Treasury
Note, 5.25%, 08/15/03, with a
value of $852,525)
(Identified cost $833,000) (j)	$833	$833,000

Total Investments
(Identified cost $146,008,598) (b)	168.5%	$146,380,973
Liabilities in Excess of Cash and
Other Assets	(68.5)	(59,501,773)

Net Assets	100.0%	$86,879,200

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc. Notes to Portfolios of Investments June 30, 2002 (unaudited)
(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:
		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Equity	$161,291,891	$7,798,813	$16,525,370	$(8,726,557)
Mid Cap	42,175,472	2,086,985	2,441,691	(354,706)
Small Cap	607,965,543	61,975,629	62,908,774	(933,145)
International Equity	2,224,895,780	141,547,497	199,021,078	(57,473,581)
International Equity Select	27,279,604	1,787,557	1,509,332	278,225
International Small Cap	387,786,000	72,266,003	38,676,530	33,589,473
Emerging Markets	347,747,835	63,629,036	52,305,712	11,323,324
Bond	56,360,441	1,003,127	324,344	678,783
High Yield	71,938,147	910,799	7,956,411	(7,045,612)
Strategic Yield	177,877,760	1,641,396	7,728,139	(6,086,743)
Mortgage	146,008,598	477,688	105,313	372,375
(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”
(d)	Maturity date shown is the final conversion date.
(e)	Zero coupon security.
(f)	Date shown is the expiration date.
(g)	Variable rate security. Interest rate shown is the rate in effect at June 30, 2002.
(h)	Interest-only security. The principal amount shown represents the face value of the underlying security.
(i)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2002, which may step up at a future date.
(j)	Segregated security for when-issued purchases, forward foreign currency contracts and/or forward roll transactions.
(k)	Principal amount denominated in respective country’s currency unless otherwise noted.
(l)	Issue in default.
(m)	Bankrupt security valued at zero.

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Notes to Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Security Abbreviations:

ADR	— American Depositary Receipt
ARS	— American Registered Shares
BEM	— Bonos de Estabilizacion Monetaria
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
TBA	— To Be Announced

Currency Abbreviations:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CRC	— Costa Rican Colon
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
ISK	— Iceland Krona
JPY	— Japanese Yen
KES	— Kenyan Shilling
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nouveau Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
ROL	— Romanian Leu
RUB	— New Russian Ruble
SIT	— Slovenia Tolar
SKK	— Slovakian Koruna
THB	— Thailand Baht
TRL	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Notes to Portfolios of Investments (continued)

June 30, 2002 (unaudited)

Portfolio holdings by industry, for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard
	International	International	International	Emerging
	Equity	Equity Select	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio

INDUSTRY
Apparel & Textiles	—%	—%	2.3%	1.9%
Automotive	5.0	—	2.6	—
Banking	16.0	19.6	5.0	14.0
Brewery	1.7	3.7	—	4.6
Broadcasting	—	—	—	1.3
Building & Construction	—	—	3.5	—
Building Materials	1.3	—	—	1.1
Business Services & Supplies	—	—	14.2	—
Chemicals	1.9	—	—	1.3
Computer Software	—	—	0.6	—
Computers & Business Equipment	—	—	0.8	1.9
Conglomerates	—	—	—	0.5
Cosmetics & Toiletries	—	2.0	1.0	—
Diversified	3.6	3.4	3.6	—
Drugs & Health Care	6.8	15.1	1.0	4.7
Electronics	5.5	2.4	1.9	5.1
Financial Services	10.2	8.2	6.3	6.6
Food & Beverages	2.8	14.3	6.8	2.0
Forest & Paper Products	0.6	—	—	2.3
Household Products & Home Furnishings	—	—	5.7	1.0
Industrial & Machinery	0.6	—	3.2	—
Insurance	1.8	6.3	1.5	4.2
Leisure & Entertainment	—	—	7.4	—
Manufacturing	—	—	2.2	—
Medical Products & Services	1.1	—	3.6	—
Metals & Mining	1.6	—	—	5.8
Oil & Gas	9.6	13.9	1.7	7.8
Printing & Publishing	1.0	—	5.7	—
Retail	6.9	—	8.4	0.7
Steel	—	—	—	6.8
Telecommunications	11.5	3.9	—	18.3
Tobacco	2.8	—	4.9	3.4
Transportation	1.1	—	—	—
Utilities	3.9	2.8	—	2.4

Subtotal	97.3	95.6	93.9	97.7
Repurchase Agreements	3.2	4.2	2.1	2.7

Total Investments	100.5%	99.8%	96.0%	100.4%

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Notes to Portfolios of Investments (concluded)

June 30, 2002 (unaudited)

Portfolio holdings by asset type, previously presented by country, for Lazard Strategic Yield Portfolio:

ASSET TYPE
Asset-Backed Securities	9.7%
Collateralized Mortgage Obligations	10.4
Commercial Paper	2.6
Corporate Bonds	32.1
Foreign Government Obligations	4.2
Mortgage Pass-Through Securities	4.9
Preferred Stocks	0.7
Structured Note	0.3
U.S. Government Securities	30.7
U.S. Treasury Security	1.0

Subtotal	96.6
Repurchase Agreement	9.9

Total Investments	106.5%

The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank.

The Lazard Funds, Inc.

Statements of Assets and Liabilities

June 30, 2002 (unaudited)

				Lazard
	Lazard	Lazard	Lazard	International
	Equity	Mid Cap	Small Cap	Equity
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value	$152,565,334	$41,820,766	$607,032,398	$2,167,422,199
Cash	53	11,066	179,272	536
Foreign currency	—	—	—	3,893,071
Receivables for:
Investments sold	2,565,305	378,385	11,638,753	35,885,436
Dividends and interest	202,976	17,427	385,567	5,045,704
Capital stock sold	15,980	101,172	1,467,663	4,881,926
Gross appreciation on foreign currency contracts	—	—	—	—
Collateral for securities on loan, at value	—	7,451,674	—	—
Deferred organizational expenses	—	1,647	—	—

Total assets	155,349,648	49,782,137	620,703,653	2,217,128,872

LIABILITIES
Due to Custodian in foreign currency	—	—	—	—
Payables for:
Investments purchased	1,913,731	3,037,116	13,724,870	41,265,715
Capital stock repurchased	202,902	33,005	7,995,766	18,155,928
Dividends payable	—	—	—	—
Gross depreciation on foreign currency contracts	—	—	—	—
Gross depreciation on swap agreement	—	—	—	—
Payable upon return of securities on loan	—	7,451,674	—	—
Management fees payable	97,114	12,808	382,270	1,333,912
Accrued directors’ fees payable	911	50	3,135	10,760
Accrued distribution fees payable	7,043	1,892	15,370	22,502
Other accrued expenses and payables	46,039	34,450	77,289	391,560

Total liabilities	2,267,740	10,570,995	22,198,700	61,180,377

Net assets	$153,081,908	$39,211,142	$598,504,953	$2,155,948,495

NET ASSETS
Paid in capital	$179,510,048	$37,919,729	$543,770,704	$2,767,031,176
Undistributed (distributions in excess of)
investment income—net	781,644	64,893	362,425	27,198,634
Unrealized appreciation (depreciation) on:
Investments and swap agreement—net	(8,726,557)	(354,706)	(933,145)	(57,473,581)
Foreign currency—net	—	—	—	183,405
Accumulated undistributed realized gain (loss)—net	(18,483,227)	1,581,226	55,304,969	(580,991,139)

Net assets	$153,081,908	$39,211,142	$598,504,953	$2,155,948,495

Institutional Shares
Net assets	$119,908,603	$30,267,371	$532,560,393	$2,049,000,322
Shares of capital stock outstanding*	9,265,477	2,975,633	31,008,900	202,668,400
Net asset value, offering and redemption price per share	$12.94	$10.17	$17.17	$10.11
Open Shares
Net assets	$33,173,305	$8,943,771	$65,944,560	$106,948,173
Shares of capital stock outstanding*	2,571,183	886,323	3,849,357	10,648,592
Net asset value, offering and redemption price per share	$12.90	$10.09	$17.13	$10.04
Cost of investments in securities	$161,291,891	$42,175,472	$607,965,543	$2,224,895,780
Cost of foreign currency	$—	$—	$—	$3,882,643
*$0.001 par value, 1,750,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

Lazard	Lazard	Lazard			Lazard
International	International	Emerging	Lazard	Lazard	Strategic	Lazard
Equity Select	Small Cap	Markets	Bond	High Yield	Yield	Mortgage
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$ 27,557,829	$421,375,473	$359,071,159	$57,039,224	$64,892,535	$172,735,507	$146,380,973
711	881	115	836	656	894	557
—	149,962	70,762	—	—	—	—
—	26,177	2,981,612	489,831	867,700	1,637,605	3,156,875
85,523	1,680,909	924,476	595,828	1,519,697	1,310,261	376,085
80	16,061,786	38,566	44	262	16,471	14,755
—	—	—	—	—	3,663,956	—
—	35,025,608	46,304,642	—	—	—	—
—	—	—	—	2,441	—	—

27,644,143	474,320,796	409,391,332	58,125,763	67,283,291	179,364,694	149,929,245

—	—	—	—	—	83,196	—
—	—	5,128,109	6,707,531	1,887,884	11,825,564	62,988,422
—	75	99,094	62,000	—	3,000	—
—	—	—	22,959	31,291	67,363	13,624
—	—	—	—	—	4,099,382	—
—	—	—	—	—	944,490	—
—	35,025,608	46,304,642	—	—	—	—
6,867	260,900	293,017	19,074	22,149	101,910	28,441
5	1,717	1,247	244	344	830	312
489	832	2,069	1,801	415	1,461	—
10,368	61,129	81,027	32,193	33,931	51,016	19,246

17,729	35,350,261	51,909,205	6,845,802	1,976,014	17,178,212	63,050,045

$ 27,626,414	$438,970,535	$357,482,127	$51,279,961	$65,307,277	$162,186,482	$86,879,200

$ 26,570,535	$415,454,922	$440,337,183	$57,304,481	$117,465,601	$243,174,543	$85,287,218
317,518	5,275,927	2,711,821	(144,128)	(10,670)	(1,142,905)	17,293
278,225	33,589,473	11,323,324	678,783	(7,045,612)	(6,086,743)	372,375
—	61,356	(15,494)	—	—	(421,962)	—
460,136	(15,411,143)	(96,874,707)	(6,559,175)	(45,102,042)	(73,336,451)	1,202,314

$ 27,626,414	$438,970,535	$357,482,127	$51,279,961	$65,307,277	$162,186,482	$86,879,200

$ 24,884,382	$434,860,941	$347,833,406	$42,407,432	$64,294,846	$155,037,229	$86,879,200
2,699,696	33,761,139	45,378,095	4,444,060	12,359,390	20,819,531	8,210,454
$ 9.22	$12.88	$7.67	$9.54	$5.20	$7.45	$10.58
$ 2,742,032	$4,109,594	$9,648,721	$8,872,529	$1,012,431	$7,149,253	N/A
297,634	321,189	1,258,440	930,081	194,459	958,306	N/A
$ 9.21	$12.79	$7.67	$9.54	$5.21	$7.46	N/A
$ 27,279,604	$387,786,000	$347,747,835	$56,360,441	$71,938,147	$177,877,760	$146,008,598
$ —	$150,288	$70,502	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Statements of Operations

For the six months ended June 30, 2002 (unaudited)

				Lazard
	Lazard	Lazard	Lazard	International
	Equity	Mid Cap	Small Cap	Equity
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Income:
Interest	$129,543	$30,453	$283,130	$1,115,955
Dividends	1,384,131	232,963	2,504,900	32,182,021

Total investment income*	1,513,674	263,416	2,788,030	33,297,976

Expenses:
Management fees	637,273	132,165	2,412,287	8,531,736
Administration fees	39,309	25,989	86,643	185,661
Distribution fees (Open Shares)	44,782	11,301	95,354	139,945
Custodian fees	39,344	34,531	67,363	1,233,726
Professional services	21,231	18,467	30,178	62,493
Registration fees	12,397	9,954	11,901	17,372
Shareholders’ services	31,602	25,758	39,230	63,633
Directors’ fees and expenses	4,902	874	18,137	64,236
Shareholders’ reports	13,903	1,478	23,166	45,604
Amortization of organizational and offering expenses	—	2,408	—	—
Other	4,051	1,297	12,990	44,515

Total expenses before fees waived and expenses reimbursed	848,794	264,222	2,797,249	10,388,921
Management fees waived and expenses reimbursed	—	(65,683)	—	—
Administration fees waived	—	—	—	—
Expense reductions	—	(16)	(720)	—

Expenses—net	848,794	198,523	2,796,529	10,388,921

Investment income (loss)—net	664,880	64,893	(8,499)	22,909,055

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS, SWAP AGREEMENTS
AND FOREIGN CURRENCY—NET
Realized gain (loss) on:
Investments, options and swap agreements—net	(8,400,221)	1,301,839	41,570,862	(158,660,068)
Foreign currency—net	—	—	—	(3,161,232)
Change in net unrealized appreciation (depreciation) on:
Investments and swap agreements—net	(6,123,484)	(3,008,508)	(61,335,766)	170,051,806
Foreign currency—net	—	—	—	47,461

Realized and unrealized gain (loss) on investments, options,
swap agreements and foreign currency—net	(14,523,705)	(1,706,669)	(19,764,904)	8,277,967

Net increase (decrease) in net assets resulting
from operations	$(13,858,825)	$(1,641,776)	$(19,773,403)	$31,187,022

*Net of foreign withholding taxes of	$—	$—	$—	$4,546,365

The accompanying notes are an integral part of these financial statements.

Lazard	Lazard	Lazard			Lazard
International	International	Emerging	Lazard	Lazard	Strategic	Lazard
Equity Select	Small Cap	Markets	Bond	High Yield	Yield	Mortgage
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$ 20,801	$347,330	$237,622	$1,476,108	$4,126,816	$5,536,702	$1,237,308
453,640	6,953,042	4,858,143	—	340,390	217,713	—

474,441	7,300,372	5,095,765	1,476,108	4,467,206	5,754,415	1,237,308

114,210	1,525,498	1,765,413	128,039	285,493	645,650	165,611
25,137	62,995	57,623	27,437	29,928	39,533	26,876
2,705	4,753	10,765	10,796	3,567	9,123	—
20,697	269,765	346,025	39,599	36,859	82,686	27,585
18,072	25,549	24,218	18,714	19,382	21,096	20,067
8,000	12,397	12,397	9,918	9,918	9,918	7,019
22,682	27,601	28,307	25,340	23,110	27,809	11,752
629	11,203	9,465	1,435	2,162	4,829	2,286
402	2,755	7,380	1,518	586	3,111	99
577	—	—	—	2,394	—	—
1,071	8,321	7,134	1,693	2,230	4,155	2,040

214,182	1,950,837	2,268,727	264,489	415,629	847,910	263,335
(51,641)	(7,817)	(9,419)	(14,014)	(124,462)	—	—
(4,375)	—	—	—	—	—	—
(399)	—	(264)	(213)	(1,339)	(524)	—

157,767	1,943,020	2,259,044	250,262)	289,828	847,386	263,335

316,674	5,357,352	2,836,721	1,225,846	4,177,378	4,907,029	973,973

471,042	(11,142,746)	(18,564,795)	(60,180)	(3,316,560)	(9,614,387)	1,604,417
—	(201,126)	(83,728)	—	—	2,091,647	—
137,576	49,938,044	35,823,436	(51,515)	(6,012,628)	1,411,648	778,270
—	39,047	(2,791)	—	—	(1,900,947)	—

608,618	38,633,219	17,172,122	(111,695)	(9,329,188)	(8,012,039)	2,382,687

$ 925,292	$43,990,571	$20,008,843	$1,114,151	$(5,151,810)	$(3,105,010)	$3,356,660

$ 58,205	$893,004	$528,896	$—	$—	$2,447	$—

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.

Statements of Changes in Net Assets

	Lazard Equity Portfolio

	Six Months Ended	Year Ended
	June 30, 2002	December 31,
	(unaudited)	2001

Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$664,880	$1,601,922
Realized gain (loss) on investments and foreign currency—net	(8,400,221)	(5,279,029)
Change in unrealized appreciation (depreciation)—net	(6,123,484)	(8,285,630)

Net increase (decrease) in net assets resulting from operations	(13,858,825)	(11,962,737)

Distributions to shareholders:
From investment income—net
Institutional Shares	—	(1,248,125)
Open Shares	—	(236,944)
From realized gains—net
Institutional Shares	—	(14,656,459)
Open Shares	—	(4,255,190)

Net decrease in net assets resulting from distributions	—	(20,396,718)

Capital stock transactions:
Net proceeds from sales
Institutional Shares	10,908,067	26,766,243
Open Shares	10,257,076	14,252,473
Net proceeds from reinvestment of distributions
Institutional Shares	—	15,605,486
Open Shares	—	4,354,343
Cost of shares redeemed
Institutional Shares	(21,488,516)	(63,364,605)
Open Shares	(11,147,248)	(36,526,716)

Net increase (decrease) in net assets from capital stock transactions	(11,470,621)	(38,912,776)

Total increase (decrease) in net assets	(25,329,446)	(71,272,231)
Net assets at beginning of period	178,411,354	249,683,585

Net assets at end of period*	$153,081,908	$178,411,354

Shares issued and repurchased:
Institutional Shares:
Shares outstanding at beginning of period	10,025,389	11,217,212

Shares sold	776,317	1,728,480
Shares issued to shareholders from reinvestment of distributions	—	1,048,419
Shares repurchased	(1,536,229)	(3,968,722)

Net increase (decrease)	(759,912)	(1,191,823)

Shares outstanding at end of period	9,265,477	10,025,389

Open Shares:
Shares outstanding at beginning of period	2,634,812	3,722,698

Shares sold	737,216	921,182
Shares issued to shareholders from reinvestment of distributions	—	292,381
Shares repurchased	(800,845)	(2,301,449)

Net increase (decrease)	(63,629)	(1,087,886)

Shares outstanding at end of period	2,571,183	2,634,812

*Includes undistributed (distributions in excess of) investment income—net	$781,644	$116,764

The accompanying notes are an integral part of these financial statements.

Lazard Mid Cap Portfolio		Lazard Small Cap Portfolio

Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2002	December 31,	June 30, 2002	December 31,
(unaudited)	2001	(unaudited)	2001

$64,893	$127,490	$(8,499)	$2,598,479
1,301,839	2,685,775	41,570,862	125,607,248
(3,008,508)	211,688	(61,335,766)	(19,791,192)

(1,641,776)	3,024,953	(19,773,403)	108,414,535

—	(106,886)	—	(2,579,512)
—	(24,044)	—	(64,656)

—	(2,749,584)	—	(97,208,960)
—	(1,177,061)	—	(10,916,659)

—	(4,057,575)	—	(110,769,787)

10,718,546	7,928,457	80,047,498	190,390,940
4,340,900	4,053,520	55,435,065	91,239,379

—	2,138,700	—	94,521,126
—	953,040	—	10,893,095

(1,042,212)	(2,954,225)	(105,922,879)	(439,301,259)
(2,477,324)	(3,459,758)	(55,888,621)	(98,676,422)

11,539,910	8,659,734	(26,328,937)	(150,933,141)

9,898,134	7,627,112	(46,102,340)	(153,288,393)
29,313,008	21,685,896	644,607,293	797,895,686

$39,211,142	$29,313,008	$598,504,953	$644,607,293

2,041,924	1,350,976	32,492,106	40,414,908

1,030,176	745,763	4,398,796	10,326,305
—	199,576	—	5,527,335
(96,467)	(254,391)	(5,882,002)	(23,776,442)

933,709	690,948	(1,483,206)	(7,922,802)

2,975,633	2,041,924	31,008,900	32,492,106

717,284	561,206	3,934,559	3,753,674

400,184	367,933	3,045,199	4,915,338
—	89,312	—	638,307
(231,145)	(301,167)	(3,130,401)	(5,372,760)

169,039	156,078	(85,202)	180,885

886,323	717,284	3,849,357	3,934,559

$64,893	$—	$362,425	$370,924

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.
Statements of Changes in Net Assets (continued)

	Lazard International Equity Portfolio

	Six Months Ended	Year Ended
	June 30, 2002	December 31,
	(unaudited)	2001

Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$22,909,055	$24,308,666
Realized gain (loss) on investments and foreign currency—net	(161,821,300)	(414,453,000)
Change in unrealized appreciation (depreciation)—net	170,099,267	(356,461,877)

Net increase (decrease) in net assets resulting from operations	31,187,022	(746,606,211)

Distributions to shareholders:
From investment income—net
Institutional Shares	—	(42,220)
Open Shares	—	—
From realized gains—net
Institutional Shares	—	(24,111,584)
Open Shares	—	(1,340,517)

Net decrease in net assets resulting from distributions	—	(25,494,321)

Capital stock transactions:
Net proceeds from sales
Institutional Shares	987,855,470	1,945,027,728
Open Shares	177,665,417	634,542,979
Net proceeds in connection with acquisition of Global Equity Portfolio
Institutional Shares	—	81,288,941
Open Shares	—	2,952,867
Net proceeds from reinvestment of distributions
Institutional Shares	—	23,526,644
Open Shares	—	1,128,146
Cost of shares redeemed
Institutional Shares	(1,191,462,208)	(2,093,454,514)
Open Shares	(189,852,829)	(631,516,136)

Net increase (decrease) in net assets from capital stock transactions	(215,794,150)	(36,503,345)

Total increase (decrease) in net assets	(184,607,128)	(808,603,877)
Net assets at beginning of period	2,340,555,623	3,149,159,500

Net assets at end of period*	$2,155,948,495	$2,340,555,623

Shares issued and repurchased:
Institutional Shares:
Shares outstanding at beginning of period	222,189,526	223,097,242

Shares sold	99,824,025	171,818,188
Shares issued in connection with acquisition of Global Equity Portfolio	—	8,377,479
Shares issued to shareholders from reinvestment of distributions	—	2,150,297
Shares repurchased	(119,345,151)	(183,253,680)

Net increase (decrease)	(19,521,126)	(907,716)

Shares outstanding at end of period	202,668,400	222,189,526

Open Shares:
Shares outstanding at beginning of period	11,703,788	10,976,004

Shares sold	18,011,669	56,203,294
Shares issued in connection with acquisition of Global Equity Portfolio	—	306,015
Shares issued to shareholders from reinvestment of distributions	—	103,582
Shares repurchased	(19,066,865)	(55,885,107)

Net increase (decrease)	(1,055,196)	727,784

Shares outstanding at end of period	10,648,592	11,703,788

*Includes undistributed (distributions in excess of) investment income—net	$27,198,634	$4,289,579

**Portfolio commenced operations on May 31, 2001.

The accompanying notes are an integral part of these financial statements.

Lazard International Equity Select Portfolio		Lazard International Small Cap Portfolio		Lazard Emerging Markets Portfolio

Six Months Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2002	December 31,	June 30, 2002	December 31,	June 30, 2002	December 31,
(unaudited)	2001**	(unaudited)	2001	(unaudited)	2001

$316,674	$763	$5,357,352	$5,175,053	$2,836,721	$2,899,657
471,042	(10,906)	(11,343,872)	3,514,010	(18,648,523)	(31,273,376)
137,576	140,649	49,977,091	(33,019,481)	35,820,645	16,308,651

925,292	130,506	43,990,571	(24,330,418)	20,008,843	(12,065,068)

—	(4,765)	—	(4,563,670)	—	(2,665,662)
—	—	—	(30,803)	—	(34,843)

—	—	—	—	—	—
—	—	—	—	—	—

—	(4,765)	—	(4,594,473)	—	(2,700,505)

22,247,647	8,668,436	153,600,296	260,652,498	256,978,912	290,044,436
2,248,441	426,000	3,114,536	59,788,773	12,399,067	41,611,179

—	—	—	—	—	—
—	—	—	—	—	—

—	4,616	—	4,071,244	—	2,515,204
—	—	—	160,826	—	26,413

(6,793,573)	(210,486)	(152,584,895)	(187,255,561)	(237,607,041)	(286,763,102)
(15,700)	—	(2,869,094)	(58,230,864)	(9,617,163)	(40,498,793)

17,686,815	8,888,566	1,260,843	79,186,916	22,153,775	6,935,337

18,612,107	9,014,307	45,251,414	50,262,025	42,162,618	(7,830,236)
9,014,307	—	393,719,121	343,457,096	315,319,509	323,149,745

$27,626,414	$9,014,307	$438,970,535	$393,719,121	$357,482,127	$315,319,509

937,949	—	33,699,290	27,193,777	42,736,911	42,246,142

2,500,757	960,804	12,787,345	21,945,154	32,896,756	39,269,503
—	—	—	—	—	—
—	515	—	355,086	—	350,790
(739,010)	(23,370)	(12,725,496)	(15,794,727)	(30,255,572)	(39,129,524)

1,761,747	937,949	61,849	6,505,513	2,641,184	490,769

2,699,696	937,949	33,761,139	33,699,290	45,378,095	42,736,911

47,429	—	298,378	131,623	927,234	724,435

251,941	47,429	259,132	4,986,204	1,529,611	5,902,193
—	—	—	—	—	—
—	—	—	13,872	—	3,689
(1,736)	—	(236,321)	(4,833,321)	(1,198,405)	(5,703,083)

250,205	47,429	22,811	166,755	331,206	202,799

297,634	47,429	321,189	298,378	1,258,440	927,234

$317,518	$844	$5,275,927	$(81,425)	$2,711,821	$(124,900)

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.
Statements of Changes in Net Assets (concluded)

	Lazard Bond Portfolio

	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001

Increase (Decrease) in Net Assets:
Operations:
Investment income (loss)—net	$1,225,846	$3,136,018
Realized gain (loss) on investments, options, swap agreements and foreign currency—net	(60,180)	776,338
Change in unrealized appreciation (depreciation)—net	(51,515)	347,117

Net increase (decrease) in net assets resulting from operations	1,114,151	4,259,473

Distributions to shareholders:
From investment income—net
Institutional Shares	(1,024,389)	(2,628,400)
Open Shares	(198,678)	(510,688)
From realized gains—net
Institutional Shares	—	—
Open Shares	—	—

Net decrease in net assets resulting from distributions	(1,223,067)	(3,139,088)

Capital stock transactions:
Net proceeds from sales
Institutional Shares	1,703,748	29,194,189
Open Shares	703,029	79,748,733
Net proceeds from reinvestment of distributions
Institutional Shares	892,199	2,305,059
Open Shares	185,894	413,275
Cost of shares redeemed
Institutional Shares	(4,110,251)	(43,319,757)
Open Shares	(805,500)	(82,946,538)

Net increase (decrease) in net assets from capital stock transactions	(1,430,881)	(14,605,039)

Total increase (decrease) in net assets	(1,539,797)	(13,484,654)
Net assets at beginning of period	52,819,758	66,304,412

Net assets at end of period*	$51,279,961	$52,819,758

Shares issued and repurchased:
Institutional Shares:
Shares outstanding at beginning of period	4,603,503	5,852,741

Shares sold	179,089	3,065,623
Shares issued to shareholders from reinvestment of distributions	93,739	241,107
Shares repurchased	(432,271)	(4,555,968)

Net increase (decrease)	(159,443)	(1,249,238)

Shares outstanding at end of period	4,444,060	4,603,503

Open Shares:
Shares outstanding at beginning of period	921,653	1,222,954

Shares sold	73,219	8,411,660
Shares issued to shareholders from reinvestment of distributions	19,541	43,196
Shares repurchased	(84,332)	(8,756,157)

Net increase (decrease)	8,428	(301,301)

Shares outstanding at end of period	930,081	921,653

*Includes undistributed (distributions in excess of) investment income—net	$(144,128)	$(146,907)

The accompanying notes are an integral part of these financial statements.

Lazard High Yield Portfolio		Lazard Strategic Yield Portfolio		Lazard Mortgage Portfolio

Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2002	December 31,	June 30, 2002	December 31,	June 30, 2002	December 31,
(unaudited)	2001	(unaudited)	2001	(unaudited)	2001

$4,177,378	$8,406,287	$4,907,029	$13,294,268	$973,973	$435,570
(3,316,560)	(18,818,427)	(7,522,740)	(13,350,328)	1,604,417	(107,585)
(6,012,628)	12,874,077	(489,299)	8,938,141	778,270	(472,897)

(5,151,810)	2,461,937	(3,105,010)	8,882,081	3,356,660	(144,912)

(4,052,658)	(6,992,230)	(4,717,634)	(12,879,019)	(972,617)	(436,936)
(135,390)	(1,414,057)	(190,201)	(445,881)	—	—

—	—	—	—	—	(277,226)
—	—	—	—	—	—

(4,188,048)	(8,406,287)	(4,907,835)	(13,324,900)	(972,617)	(714,162)

12,014,321	28,754,762	109,239,791	131,288,520	17,190,762	79,433,502
34,644	3,072,449	2,328,591	23,903,863	—	—

3,727,148	6,559,195	4,270,313	11,949,392	881,932	573,732
67,634	1,384,015	143,262	383,444	—	—

(13,713,394)	(24,709,902)	(121,402,584)	(208,533,685)	(11,208,089)	(1,617,653)
(11,199,377)	(4,703,853)	(1,586,114)	(27,137,453)	—	—

(9,069,024)	10,356,666	(7,006,741)	(68,145,919)	6,864,605	78,389,581

(18,408,882)	4,412,316	(15,019,586)	(72,588,738)	9,248,648	77,530,507
83,716,159	79,303,843	177,206,068	249,794,806	77,630,552	100,045

$65,307,277	$83,716,159	$162,186,482	$177,206,068	$86,879,200	$77,630,552

12,013,527	10,008,954	21,852,473	30,161,493	7,547,321	10,000

2,016,208	4,573,006	13,969,544	16,591,227	1,655,141	7,641,003
650,973	1,027,842	554,017	1,502,386	84,411	56,015
(2,321,318)	(3,596,275)	(15,556,503)	(26,402,633)	(1,076,419)	(159,697)

345,863	2,004,573	(1,032,942)	(8,309,020)	663,133	7,537,321

12,359,390	12,013,527	20,819,531	21,852,473	8,210,454	7,547,321

2,057,861	2,061,919	846,806	1,209,528	—	—

4,498	467,150	297,534	3,035,801	—	—
11,743	216,515	18,573	48,388	—	—
(1,879,643)	(687,723)	(204,607)	(3,446,911)	—	—

(1,863,402)	(4,058)	111,500	(362,722)	—	—

194,459	2,057,861	958,306	846,806	—	—

$(10,670)	$—	$(1,142,905)	$(1,142,099)	$17,293	$15,937

The accompanying notes are an integral part of these financial statements.

The Lazard Funds, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period

LAZARD EQUITY PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$14.10	$16.72	$21.08	$21.75	$19.98	$19.24

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.13	0.17	0.26	0.28	0.22
Net realized and unrealized gain (loss)	(1.22)	(1.07)	(0.79)	0.66	3.10	4.54

Total from investment operations	(1.16)	(0.94)	(0.62)	0.92	3.38	4.76

Less distributions from:
Net investment income	—	(0.13)	(0.23)	(0.26)	(0.26)	(0.22)
Net realized gains	—	(1.55)	(3.51)	(1.33)	(1.35)	(3.80)

Total distributions	—	(1.68)	(3.74)	(1.59)	(1.61)	(4.02)

Net asset value, end of period	$12.94	$14.10	$16.72	$21.08	$21.75	$19.98

Total Return (b)	(8.23)%	(5.90)%	(2.64)%	4.23%	17.31%	25.13%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,909	$141,329	$187,517	$377,660	$361,126	$333,575
Ratios to average net assets:
Net expenses (c)	0.94%	0.90%	0.86%	0.84%	0.85%	0.86%
Gross expenses (c)	0.94%	0.90%	0.86%	0.84%	0.85%	0.87%
Net investment income (c)	0.84%	0.82%	0.85%	1.14%	1.28%	1.00%
Portfolio turnover rate	39%	89%	36%	62%	76%	78%

						For the
	Six Months					Period
	Ended					2/5/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$14.07	$16.70	$21.05	$21.76	$19.99	$20.19

Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.09	0.12	0.20	0.20	0.13
Net realized and unrealized gain (loss)	(1.21)	(1.08)	(0.79)	0.65	3.12	3.62

Total from investment operations	(1.17)	(0.99)	(0.67)	0.85	3.32	3.75

Less distributions from:
Net investment income	—	(0.09)	(0.17)	(0.23)	(0.20)	(0.15)
Net realized gains	—	(1.55)	(3.51)	(1.33)	(1.35)	(3.80)

Total distributions	—	(1.64)	(3.68)	(1.56)	(1.55)	(3.95)

Net asset value, end of period	$12.90	$14.07	$16.70	$21.05	$21.76	$19.99

Total Return (b)	(8.32)%	(6.23)%	(2.91)%	3.92%	16.98%	18.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,173	$37,082	$62,167	$121,994	$117,624	$22,811
Ratios to average net assets:
Net expenses (c)	1.23%	1.18%	1.13%	1.10%	1.12%	1.22%
Gross expenses (c)	1.23%	1.18%	1.13%	1.10%	1.12%	1.35%
Net investment income (c)	0.55%	0.54%	0.57%	0.89%	0.96%	0.60%
Portfolio turnover rate	39%	89%	36%	62%	76%	78%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
64

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD MID CAP PORTFOLIO

						For the
	Six Months	Year Ended				Period
	Ended					11/4/97* to
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$10.64	$11.36	$10.78	$10.46	$10.26	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.07	0.02	0.02	0.05	0.02
Net realized and unrealized gain (loss)	(0.49)	1.31	2.20	0.43	0.31	0.26

Total from investment operations	(0.47)	1.38	2.22	0.45	0.36	0.28

Less distributions from:
Net investment income	—	(0.07)	(0.03)	(0.03)	(0.05)	(0.02)
Net realized gains	—	(2.03)	(1.61)	(0.10)	(0.11)	—

Total distributions	—	(2.10)	(1.64)	(0.13)	(0.16)	(0.02)

Net asset value, end of period	$10.17	$10.64	$11.36	$10.78	$10.46	$10.26

Total Return (b)	(4.42)%	12.85%	22.44%	4.38%	3.65%	2.75%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,267	$21,729	$15,344	$27,521	$55,731	$49,779
Ratios to average net assets:
Net expenses (c)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses (c)	1.39%	1.71%	1.50%	1.17%	1.23%	1.44%
Net investment income (c)	0.45%	0.65%	0.20%	0.23%	0.48%	1.02%
Portfolio turnover rate	68%	160%	152%	113%	86%	1%

						For the
	Six Months	Year Ended				Period
	Ended					11/4/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$10.57	$11.30	$10.74	$10.45	$10.26	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.04	(0.01)	(0.01)	0.02	0.01
Net realized and unrealized gain (loss)	(0.49)	1.30	2.18	0.42	0.32	0.26

Total from investment operations	(0.48)	1.34	2.17	0.41	0.34	0.27

Less distributions from:
Net investment income	—	(0.04)	—	(0.02)	(0.04)	(0.01)
Net realized gains	—	(2.03)	(1.61)	(0.10)	(0.11)	—

Total distributions	—	(2.07)	(1.61)	(0.12)	(0.15)	(0.01)

Net asset value, end of period	$10.09	$10.57	$11.30	$10.74	$10.45	$10.26

Total Return (b)	(4.54)%	12.50%	22.00%	3.96%	3.42%	2.71%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,944	$7,584	$6,342	$14,024	$16,345	$1,806
Ratios to average net assets:
Net expenses (c)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (c)	1.81%	2.13%	1.91%	1.55%	1.66%	4.97%
Net investment income (loss) (c)	0.14%	0.35%	(0.09)%	(0.08)%	0.29%	0.72%
Portfolio turnover rate	68%	160%	152%	113%	86%	1%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
65

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD SMALL CAP PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$17.70	$18.07	$16.57	$17.39	$20.02	$18.44

Income (loss) from investment operations:
Net investment income (loss) (a)	—	0.08	0.09	0.10	0.08	0.07
Net realized and unrealized gain (loss)	(0.53)	3.06	2.45	0.17	(2.60)	4.92

Total from investment operations	(0.53)	3.14	2.54	0.27	(2.52)	4.99

Less distributions from:
Net investment income	—	(0.09)	(0.23)	(0.11)	(0.01)	(0.06)
Net realized gains	—	(3.42)	(0.81)	(0.98)	(0.10)	(3.35)

Total distributions	—	(3.51)	(1.04)	(1.09)	(0.11)	(3.41)

Net asset value, end of period	$17.17	$17.70	$18.07	$16.57	$17.39	$20.02

Total Return (b)	(2.94)%	18.06%	15.89%	1.77%	(12.62)%	28.06%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$532,560	$575,077	$730,179	$906,945	$1,411,503	$1,445,075
Ratios to average net assets:
Net expenses (c)	0.84%	0.83%	0.83%	0.81%	0.81%	0.82%
Gross expenses (c)	0.84%	0.83%	0.83%	0.81%	0.81%	0.82%
Net investment income (c)	0.03%	0.41%	0.52%	0.60%	0.50%	0.35%
Portfolio turnover rate	43%	80%	67%	50%	46%	56%

						For the
	Six Months	Year Ended				Period
	Ended					1/30/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$17.67	$18.04	$16.51	$17.35	$20.02	$18.75

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.02	0.04	0.06	0.03	0.01
Net realized and unrealized gain (loss)	(0.52)	3.05	2.45	0.16	(2.60)	4.61

Total from investment operations	(0.54)	3.07	2.49	0.22	(2.57)	4.62

Less distributions from:
Net investment income	—	(0.02)	(0.15)	(0.08)	—	—
Net realized gains	—	(3.42)	(0.81)	(0.98)	(0.10)	(3.35)

Total distributions	—	(3.44)	(0.96)	(1.06)	(0.10)	(3.35)

Net asset value, end of period	$17.13	$17.67	$18.04	$16.51	$17.35	$20.02

Total Return (b)	(3.06)%	17.69%	15.60%	1.47%	(12.86)%	25.59%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,945	$69,531	$67,717	$86,413	$93,547	$46,097
Ratios to average net assets:
Net expenses (c)	1.12%	1.13%	1.12%	1.09%	1.09%	1.14%
Gross expenses (c)	1.12%	1.13%	1.12%	1.09%	1.09%	1.23%
Net investment income (loss) (c)	(0.26)%	0.12%	0.24%	0.33%	0.21%	0.12%
Portfolio turnover rate	43%	80%	67%	50%	46%	56%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
66

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD INTERNATIONAL EQUITY PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01		12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$10.01	$13.46		$17.29	$15.23	$13.97	$13.62

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.11		0.15	0.34	0.18	0.22
Net realized and unrealized gain (loss)	—	(3.45)		(2.01)	3.25	2.03	1.40

Total from investment operations	0.10	(3.34)		(1.86)	3.59	2.21	1.62

Less distributions from:
Net investment income	—	—	(d)	(0.17)	(0.54)	(0.14)	(0.34)
Net realized gains	—	(0.11)		(1.80)	(0.99)	(0.81)	(0.93)

Total distributions	—	(0.11)		(1.97)	(1.53)	(0.95)	(1.27)

Net asset value, end of period	$10.11	$10.01		$13.46	$17.29	$15.23	$13.97

Total Return (b)	1.00%	(24.85)%		(10.55)%	24.07%	16.04%	11.84%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,049,000	$2,224,089		$3,001,933	$3,584,093	$2,879,289	$2,099,724
Ratios to average net assets:
Net expenses (c)	0.90%	0.90%		0.88%	0.88%	0.90%	0.89%
Gross expenses (c)	0.90%	0.90%		0.88%	0.88%	0.90%	0.89%
Net investment income (c)	2.03%	0.95%		0.97%	2.09%	1.37%	1.18%
Portfolio turnover rate	34%	69%		51%	35%	41%	37%

							For the
	Six Months	Year Ended					Period
	Ended						1/23/97* to
Open Shares	6/30/02†	12/31/01		12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$9.95	$13.41		$17.28	$15.23	$13.95	$13.29

Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.08		0.10	0.31	0.18	0.16
Net realized and unrealized gain (loss)	—	(3.43)		(2.02)	3.22	2.00	1.71

Total from investment operations	0.09	(3.35)		(1.92)	3.53	2.18	1.87

Less distributions from:
Net investment income	—	—		(0.15)	(0.49)	(0.09)	(0.28)
Net realized gains	—	(0.11)		(1.80)	(0.99)	(0.81)	(0.93)

Total distributions	—	(0.11)		(1.95)	(1.48)	(0.90)	(1.21)

Net asset value, end of period	$10.04	$9.95		$13.41	$17.28	$15.23	$13.95

Total Return (b)	1.01%	(25.02)%		(10.95)%	23.67%	15.82%	14.07%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106,948	$116,466		$147,226	$138,131	$47,303	$10,794
Ratios to average net assets:
Net expenses (c)	1.20%	1.19%		1.15%	1.16%	1.24%	1.25%
Gross expenses (c)	1.20%	1.19%		1.15%	1.16%	1.24%	1.61%
Net investment income (c)	1.72%	0.70%		0.66%	1.87%	1.02%	0.37%
Portfolio turnover rate	34%	69%		51%	35%	41%	37%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.
67

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

		For the
	Six Months	Period
	Ended	5/31/01* to
Institutional Shares	6/30/02†	12/31/01

Net asset value, beginning of period	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.01
Net realized and unrealized gain (loss)	(0.04)	(0.85)

Total from investment operations	0.07	(0.84)

Less distributions from:
Net investment income	—	(0.01)
Net realized gains	—	—

Total distributions	—	(0.01)

Net asset value, end of period	$9.22	$9.15

Total Return (b)	0.77%	(8.43)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,884	$8,580
Ratios to average net assets:
Net expenses (c)	1.15%	1.15%
Gross expenses (c)	1.50%	13.75%
Net investment income (c)	2.39%	0.15%
Portfolio turnover rate	23%	1%
		For the
	Six Months	Period
	Ended	5/31/01* to
Open Shares	6/30/02†	12/31/01

Net asset value, beginning of period	$9.16	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	(0.02)
Net realized and unrealized gain (loss)	(0.04)	(0.82)

Total from investment operations	0.05	(0.84)

Less distributions from:
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Net asset value, end of period	$9.21	$9.16

Total Return (b)	0.55%	(8.40)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,742	$434
Ratios to average net assets:
Net expenses (c)	1.45%	1.45%
Gross expenses (c)	2.69%	47.06%
Net investment income (loss) (c)	1.99%	(0.31)%
Portfolio turnover rate	23%	1%

†	Unaudited.
*	Commencement of operations.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
68

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$11.58	$12.57	$14.12	$11.40	$11.69	$11.93

Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.18	0.16	0.14	0.05	0.07
Net realized and unrealized gain (loss)	1.14	(1.03)	(0.81)	2.81	0.83	(0.03)

Total from investment operations	1.30	(0.85)	(0.65)	2.95	0.88	0.04

Less distributions from:
Net investment income	—	(0.14)	(0.11)	(0.12)	(0.05)	(0.07)
Net realized gains	—	—	(0.79)	(0.11)	(1.12)	(0.21)

Total distributions	—	(0.14)	(0.90)	(0.23)	(1.17)	(0.28)

Net asset value, end of period	$12.88	$11.58	$12.57	$14.12	$11.40	$11.69

Total Return (b)	11.23%	(6.77)%	(4.44)%	26.07%	7.55%	0.27%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$434,861	$390,278	$341,808	$217,684	$177,779	$141,695
Ratios to average net assets:
Net expenses (c)	0.95%	0.95%	0.98%	1.01%	1.04%	1.09%
Gross expenses (c)	0.95%	0.95%	0.98%	1.01%	1.04%	1.09%
Net investment income (c)	2.64%	1.48%	1.13%	1.17%	0.81%	0.73%
Portfolio turnover rate	17%	17%	43%	50%	56%	63%

						For the
	Six Months	Year Ended				Period
	Ended					2/13/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$11.53	$12.53	$14.06	$11.38	$11.69	$12.32

Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.11	0.10	0.09	0.01	0.02
Net realized and unrealized gain (loss)	1.13	(1.03)	(0.80)	2.80	0.83	(0.42)

Total from investment operations	1.26	(0.92)	(0.70)	2.89	0.84	(0.40)

Less distributions from:
Net investment income	—	(0.08)	(0.04)	(0.10)	(0.03)	(0.02)
Net realized gains	—	—	(0.79)	(0.11)	(1.12)	(0.21)

Total distributions	—	(0.08)	(0.83)	(0.21)	(1.15)	(0.23)

Net asset value, end of period	$12.79	$11.53	$12.53	$14.06	$11.38	$11.69

Total Return (b)	11.01%	(7.33)%	(4.85)%	25.55%	7.21%	(3.24)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,110	$3,441	$1,649	$2,441	$2,646	$1,873
Ratios to average net assets:
Net expenses (c)	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Gross expenses (c)	1.84%	2.03%	2.27%	2.12%	1.93%	3.39%
Net investment income (c)	2.18%	0.91%	0.68%	0.77%	0.43%	0.34%
Portfolio turnover rate	17%	17%	43%	50%	56%	63%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
69

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD EMERGING MARKETS PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$7.22	$7.52	$10.70	$6.94	$9.20	$11.21

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.07	0.06	0.09	0.10	0.10
Net realized and unrealized gain (loss)	0.39	(0.31)	(3.22)	3.77	(2.26)	(1.18)

Total from investment operations	0.45	(0.24)	(3.16)	3.86	(2.16)	(1.08)

Less distributions from:
Net investment income	—	(0.06)	(0.02)	(0.10)	(0.10)	(0.09)
Net realized gains	—	—	—	—	—	(0.84)

Total distributions	—	(0.06)	(0.02)	(0.10)	(0.10)	(0.93)

Net asset value, end of period	$7.67	$7.22	$7.52	$10.70	$6.94	$9.20

Total Return (b)	6.23%	(3.16)%	(29.53)%	55.81%	(23.49)%	(9.84)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$347,833	$308,608	$317,691	$465,278	$298,033	$236,340
Ratios to average net assets:
Net expenses (c)	1.27%	1.29%	1.26%	1.24%	1.28%	1.32%
Gross expenses (c)	1.27%	1.29%	1.27%	1.25%	1.29%	1.33%
Net investment income (c)	1.61%	0.91%	0.62%	1.05%	1.84%	1.26%
Portfolio turnover rate	14%	43%	72%	46%	36%	40%

						For the
	Six Months	Year Ended				Period
	Ended					1/8/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$7.24	$7.54	$10.74	$6.97	$9.20	$11.45

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.05	0.03	0.06	0.11	0.07
Net realized and unrealized gain (loss)	0.37	(0.32)	(3.23)	3.79	(2.26)	(1.42)

Total from investment operations	0.43	(0.27)	(3.20)	3.85	(2.15)	(1.35)

Less distributions from:
Net investment income	—	(0.03)	—	(0.08)	(0.08)	(0.07)
Net realized gains	—	—	—	—	—	(0.83)

Total distributions	—	(0.03)	—	(0.08)	(0.08)	(0.90)

Net asset value, end of period	$7.67	$7.24	$7.54	$10.74	$6.97	$9.20

Total Return (b)	5.94%	(3.54)%	(29.80)%	55.26%	(23.30)%	(11.98)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,649	$6,712	$ 5,459	$10,491	$ 8,191	$7,769
Ratios to average net assets:
Net expenses (c)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses (c)	1.82%	2.00%	1.80%	1.75%	1.76%	1.93%
Net investment income (c)	1.47%	0.63%	0.30%	0.73%	1.54%	1.01%
Portfolio turnover rate	14%	43%	72%	46%	36%	40%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
70

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD BOND PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$9.56	$9.37	$9.29	$9.89	$10.03	$9.88

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.52	0.59	0.55	0.55	0.59
Net realized and unrealized gain (loss)	(0.02)	0.19	0.08	(0.60)	0.01	0.23

Total from investment operations	0.21	0.71	0.67	(0.05)	0.56	0.82

Less distributions from:
Net investment income	(0.23)	(0.52)	(0.59)	(0.55)	(0.55)	(0.60)
Net realized gains	—	—	—	—	(0.15)	(0.07)

Total distributions	(0.23)	(0.52)	(0.59)	(0.55)	(0.70)	(0.67)

Net asset value, end of period	$9.54	$9.56	$9.37	$9.29	$9.89	$10.03

Total Return (b)	2.20%	7.68%	7.53%	(0.46)%	5.77%	8.57%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,407	$44,013	$54,847	$91,557	$100,397	$92,428
Ratios to average net assets:
Net expenses (c)	0.95%	0.91%	0.82%	0.76%	0.78%	0.80%
Gross expenses (c)	0.95%	0.91%	0.82%	0.76%	0.79%	0.81%
Net investment income (c)	4.81%	5.44%	6.38%	5.74%	5.45%	5.81%
Portfolio turnover rate	132%	238%	355%	549%	335%	447%

						For the
	Six Months	Year Ended				Period
	Ended					3/5/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$9.56	$9.37	$9.29	$9.88	$10.02	$9.86

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.50	0.57	0.51	0.52	0.46
Net realized and unrealized gain (loss)	(0.02)	0.19	0.08	(0.58)	0.01	0.24

Total from investment operations	0.20	0.69	0.65	(0.07)	0.53	0.70

Less distributions from:
Net investment income	(0.22)	(0.50)	(0.57)	(0.52)	(0.52)	(0.47)
Net realized gains	—	—	—	—	(0.15)	(0.07)

Total distributions	(0.22)	(0.50)	(0.57)	(0.52)	(0.67)	(0.54)

Net asset value, end of period	$9.54	$9.56	$9.37	$9.29	$9.88	$10.02

Total Return (b)	2.09%	7.49%	7.25%	(0.76)%	5.42%	7.22%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,873	$8,807	$11,457	$11,605	$15,226	$7,283
Ratios to average net assets:
Net expenses (c)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses (c)	1.43%	1.35%	1.27%	1.15%	1.21%	1.49%
Net investment income (c)	4.66%	5.24%	6.13%	5.37%	5.11%	5.46%
Portfolio turnover rate	132%	238%	335%	549%	335%	447%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
71

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD HIGH YIELD PORTFOLIO

					For the
	Six Months	Year Ended			Period
	Ended				1/2/98* to
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98

Net asset value, beginning of period	$5.95	$6.57	$8.77	$9.42	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.76	0.96	0.92	0.88
Net realized and unrealized gain (loss)	(0.75)	(0.62)	(2.20)	(0.65)	(0.57)

Total from investment operations	(0.43)	0.14	(1.24)	0.27	0.31

Less distributions from:
Net investment income	(0.32)	(0.76)	(0.96)	(0.92)	(0.89)
Net realized gains	—	—	—	—	—

Total distributions	(0.32)	(0.76)	(0.96)	(0.92)	(0.89)

Net asset value, end of period	$5.20	$5.95	$6.57	$8.77	$9.42

Total Return (b)	(7.65)%	2.03%	(15.19)%	2.94%	2.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,295	$71,467	$65,752	$83,664	$41,935
Ratios to average net assets:
Net expenses (c)	0.75%	0.75%	0.75%	0.94%	1.05%
Gross expenses (c)	1.05%	1.07%	1.00%	1.06%	1.55%
Net investment income (c)	11.03%	11.85%	12.24%	10.08%	8.87%
Portfolio turnover rate	132%	234%	148%	190%	418%

					For the
	Six Months	Year Ended			Period
	Ended				2/24/98* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98

Net asset value, beginning of period	$5.95	$6.57	$8.78	$9.42	$10.37

Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.74	0.94	0.90	0.72
Net realized and unrealized gain (loss)	(0.74)	(0.62)	(2.21)	(0.65)	(0.94)

Total from investment operations	(0.43)	0.12	(1.27)	0.25	(0.22)

Less distributions from:
Net investment income	(0.31)	(0.74)	(0.94)	(0.89)	(0.73)
Net realized gains	—	—	—	—	—

Total distributions	(0.31)	(0.74)	(0.94)	(0.89)	(0.73)

Net asset value, end of period	$5.21	$5.95	$6.57	$8.78	$9.42

Total Return (b)	(7.63)%	1.72%	(15.54)%	2.68%	(2.24)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,012	$12,249	$13,552	$1,305	$949
Ratios to average net assets:
Net expenses (c)	1.05%	1.05%	1.05%	1.22%	1.35%
Gross expenses (c)	2.05%	1.46%	1.38%	2.92%	9.77%
Net investment income (c)	9.46%	11.57%	12.10%	9.89%	8.59%
Portfolio turnover rate	132%	234%	148%	190%	418%

†	Unaudited.
*	Commencement of operations.
(a)	For periods ended 12/31/99 through 12/31/01, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
72

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD STRATEGIC YIELD PORTFOLIO

	Six Months	Year Ended
	Ended
Institutional Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$7.81	$7.96	$8.83	$9.01	$9.66	$10.01

Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.48	0.59	0.61	0.76	0.81
Net realized and unrealized gain (loss)	(0.36)	(0.15)	(0.49)	(0.18)	(0.69)	(0.28)

Total from investment operations	(0.14)	0.33	0.10	0.43	0.07	0.53

Less distributions from:
Net investment income	(0.22)	(0.48)	(0.97)	(0.61)	(0.44)	(0.82)
Net realized gains	—	—	—	—	—	(0.06)
Capital	—	—	—	—	(0.28)	—

Total distributions	(0.22)	(0.48)	(0.97)	(0.61)	(0.72)	(0.88)

Net asset value, end of period	$7.45	$7.81	$7.96	$8.83	$9.01	$9.66

Total Return (b)	(1.98)%	4.09%	1.12%	4.91%	0.75%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155,037	$170,590	$240,162	$306,116	$397,599	$399,452
Ratios to average net assets:
Net expenses (c)	0.96%	0.93%	0.93%	0.91%	0.90%	0.94%
Gross expenses (c)	0.96%	0.93%	0.93%	0.91%	0.90%	0.95%
Net investment income (c)	5.72%	5.99%	6.82%	6.82%	6.94%	7.42%
Portfolio turnover rate	173%	292%	207%	257%	276%	161%

						For the
	Six Months	Year Ended				Period
	Ended					1/23/97* to
Open Shares	6/30/02†	12/31/01	12/31/00	12/31/99	12/31/98	12/31/97

Net asset value, beginning of period	$7.81	$7.96	$8.83	$9.02	$9.66	$10.08

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.43	0.55	0.58	0.73	0.72
Net realized and unrealized gain (loss)	(0.35)	(0.15)	(0.49)	(0.19)	(0.69)	(0.35)

Total from investment operations	(0.15)	0.28	0.06	0.39	0.04	0.37

Less distributions from:
Net investment income	(0.20)	(0.43)	(0.93)	(0.58)	(0.40)	(0.73)
Net realized gains	—	—	—	—	—	(0.06)
Capital	—	—	—	—	(0.28)	—

Total distributions	(0.20)	(0.43)	(0.93)	(0.58)	(0.68)	(0.79)

Net asset value, end of period	$7.46	$7.81	$7.96	$8.83	$9.02	$9.66

Total Return (b)	(2.11)%	3.53%	0.71%	4.40%	0.37%	3.77%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,149	$ 6,616	$ 9,633	$16,035	$22,460	$15,300
Ratios to average net assets:
Net expenses (c)	1.53%	1.46%	1.34%	1.27%	1.28%	1.39%
Gross expenses (c)	1.54%	1.46%	1.34%	1.27%	1.28%	1.44%
Net investment income (c)	5.20%	5.38%	6.40%	6.49%	6.60%	6.92%
Portfolio turnover rate	173%	292%	207%	257%	276%	161%

†	Unaudited.
*	Commencement of operations.
(a)	For periods after and including 12/31/99, net investment income (loss) has been computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.
73

The Lazard Funds, Inc.
Financial Highlights (continued)
Selected data for a share of capital stock outstanding throughout each period

LAZARD MORTGAGE PORTFOLIO

			For the
	Six Months		Period
	Ended	Year Ended	12/29/00* to
Institutional Shares	6/30/02†	12/31/01	12/31/00

Net asset value, beginning of period	$10.29	$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.40	—	(d)
Net realized and unrealized gain (loss)	0.29	0.33	—

Total from investment operations	0.41	0.73	—

Less distributions from:
Net investment income	(0.12)	(0.40)	—	(d)
Net realized gains	—	(0.04)	—

Total distributions	(0.12)	(0.44)	—

Net asset value, end of period	$10.58	$10.29	$10.00

Total Return (b)	4.01%	7.44%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,879	$77,631	$100
Ratios to average net assets:
Net expenses (c)	0.64%	0.65%	0.65%
Gross expenses (c)	0.64%	1.37%	570.50%	(e)
Net investment income (c)	2.35%	3.04%	4.38%
Portfolio turnover rate	342%	249%	0%

†	Unaudited.
*	Commencement of operations.
(a)	For the periods ended 6/30/02 and 12/31/00, net investment income (loss) was computed using the average shares method.
(b)	Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(c)	Annualized for periods of less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Gross expense ratio was the result of the Portfolio being in existence for three days during the period ended 12/31/00.

The accompanying notes are an integral part of these financial statements.
74

The Lazard Funds, Inc.
Notes to Financial Statements
June 30, 2002 (unaudited)

1. Organization

The Lazard Funds, Inc. (the “Fund”) was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund is comprised of eleven no-load portfolios (each referred to as a “Portfolio”), as follows: Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard International Equity Portfolio, Lazard International Equity Select Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard Strategic Yield Portfolio and Lazard Mortgage Portfolio. The Fund offers two different classes of shares of the Portfolios - Institutional Shares and Open Shares (except for Mortgage Portfolio, which currently offers only Institutional Shares). Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. All Portfolios are operated as “diversified” funds, as defined in the Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies:

(a) Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers’ quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(c) Repurchase Agreements—In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the fair value of which at all times is required to be at least equal to the principal amount, plus accrued interest, of the repurchase transaction. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Portfolio may be delayed or limited.

(d) Securities Lending—The Portfolios may lend portfolio securities to qualified borrowers in order to earn additional income. The terms of the lending agreement require that loans are secured at all times by cash, U.S. Government securities, or irrevocable letters of credit in an amount at least equal to 102% of the fair value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Cash collateral received is invested in Navigator Securities Lending Prime Portfolio, a regulated investment company offered by State Street Corporation (“State Street”). If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2002, the value of the securities on loan and corresponding collateral received were as follows:

	Securities
Portfolio	Loaned	Collateral

Mid Cap(1)	$7,182,078	$7,451,674
Small Cap(2)	9,107,905	9,637,975
International Equity(2)	171,981,928	180,865,532
International Small Cap(1)	33,314,768	35,025,608
Emerging Markets(1)	43,862,032	46,304,642

(1)	Collateral is cash.
(2)	Collateral is U.S. Treasury obligations.

In accordance with generally accepted accounting principles, the cash collateral received and the amount payable upon return of the securities on loan are shown on the accompanying Statement of Assets and Liabilities of the respective Portfolios.

The Lazard Funds, Inc.
Notes to Financial Statements (continued)
June 30, 2002 (unaudited)

During the period ended June 30, 2002, the income earned from securities lending, which is included in interest income on the Statement of Operations of the respective Portfolios, was as follows:

Securities
Portfolio	Lending Income

Mid Cap	$10,870
Small Cap	11,660
International Equity	704,503
International Small Cap	244,288
Emerging Markets	130,482

(e) Foreign Currency Translation and Forward Foreign Currency Contracts—The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments. Net realized gains (losses) on foreign currency transactions represents net foreign currency gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on a Portfolio’s accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management and other purposes. Risk management includes hedging strategies which serve to reduce a Portfolio’s exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which has been purchased or sold. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by quotation services. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statement of Operations of the respective Portfolios.

(f) Structured Investments—Strategic Yield Portfolio may invest in structured investments, whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The Portfolio may use these investments to increase or decrease its exposure to different underlying instruments, to gain exposure to markets that might be difficult to invest in through conventional securities or for other purposes. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(g) Forward Commitments—Each Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price and yield of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of cash or liquid securities is segregated in an amount at least equal to these commitments.

(h) Forward Roll Transactions—Mortgage Portfolio may engage in forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Portfolio sells a mortgage-related security to a financial institution and, simultaneously, agrees to purchase a similar security from that institution at a later date and agreed upon price. At all times during the transaction the Portfolio will segregate cash or liquid securities at least equal to the amount of the repurchase price (including accrued interest).

(i) Interest Rate Swap Agreements—Certain Portfolios may enter into interest rate swap agreements for investment, hedging or risk management purposes. An interest rate swap agreement involves the exchange of commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments. If forecasts of interest rates and other market factors are incorrect, investment performance will be lower than it would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that: a liquid market may not always exist; the positions may correlate imperfectly with the asset and liability being hedged; or a counterparty to a transaction may not perform. Interest rate swap agreements are marked-to-market daily using market quotations. The change in market value is recorded by a

The Lazard Funds, Inc.
Notes to Financial Statements (continued)
June 30, 2002 (unaudited)

Portfolio as unrealized gain or loss. The difference between the rates received and paid by a Portfolio constitutes investment income or loss.

(j) Options Transactions—For hedging and investment purposes, certain Portfolios may purchase and write (sell) put and call options that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of any change in market value should the counterparty not perform under the contract. The risk involved in writing an option is that if the option was exercised the underlying security or other assets could then be purchased or sold by the Portfolio at a disadvantageous price. Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written.

Transactions in options written for the six months ended June 30, 2002 were as follows:

	Number of
Strategic Yield Portfolio	Contracts	Premiums

Options outstanding at
beginning of the period	—	$—

Options written	9,000	21,797
Options terminated in closing
purchase transactions	(2,500)	(6,055)
Options expired	(6,500)	(15,742)

Options outstanding
at June 30, 2002	—	$—

(k) Federal Income Taxes—The Fund’s policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all its taxable income, including any realized net capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2001, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains as follows:

Portfolio	Expiring 2006	Expiring 2007

Emerging Markets	$30,822,961	$3,337,906
Bond	—	3,959,791
High Yield	1,150,441	6,288,085
Strategic Yield	14,900,897	22,094,886

Portfolio	Expiring 2008	Expiring 2009

International Equity	$—	$306,476,891
International Equity Select	—	10,906
International Small Cap	—	3,580,062
Emerging Markets	—	28,250,429
Bond	2,509,149	—
High Yield	9,656,682	20,597,062
Strategic Yield	9,399,400	16,205,277

Of the total capital loss carryforward shown for International Equity Portfolio, $10,493,400 was acquired in the Global Equity Portfolio reorganization (see Note 6) and may be limited in any given year.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2001, the following Portfolios elected to defer net capital and currency losses arising between November 1, 2001 and December 31, 2001, as follows:

Portfolio	Amount

Equity	$8,525,013
International Equity	90,323,201
International Small Cap	45,768
Emerging Markets	12,615,534
Bond	16,228
High Yield	4,023,130
Strategic Yield	2,814,618
Mortgage	356,450

(l) Dividends and Distributions—The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, Strategic Yield Portfolio and Mortgage Portfolio and to pay such dividends monthly. Dividends from net investment income, if any, on shares of Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, International Equity Portfolio, International Equity Select Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing

The Lazard Funds, Inc.
Notes to Financial Statements (continued)
June 30, 2002 (unaudited)

treatments of foreign currency transactions. Book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(m) Allocation of Expenses—Expenses not directly chargeable to a specific Portfolio are allocated among the Portfolios primarily on the basis of relative net assets. A Portfolio accrues distribution and service (12b-1) fees to its Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(n) Expense Reductions—Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses and report the amount of such credits separately as an expense reduction.

(o) Redemption Fee—Each Portfolio may impose a 1.00% redemption fee (short-term trading fee) on Portfolio shares redeemed less than 30 days after such shares were acquired. The fees retained by a Portfolio are included as paid in capital on its Statement of Assets and Liabilities. During the period ended June 30, 2002, redemption fees were received as follows:

Portfolio	Redemption Fees

Equity	$514
Small Cap	60,120
International Equity	454,657
International Small Cap	66,207
Emerging Markets	38,656
Bond	3,489
Strategic Yield	7,325

(p) Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
3.	Investment Management, Administrative and Distribution Agreements

The Fund has entered into investment management agreements (the “Management Agreements”) with Lazard Asset Management (the “Investment Manager”). Pursuant to the Management Agreements, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities. Each Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, at the annual rate set forth below as a percentage of its average daily net assets:

Portfolio	Annual Rate

Equity	0.75%
Mid Cap	0.75
Small Cap	0.75
International Equity	0.75
International Equity Select	0.85
International Small Cap	0.75
Emerging Markets	1.00
Bond	0.50
High Yield	0.75
Strategic Yield	0.75
Mortgage	0.40

The Investment Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentage of average daily net assets for the respective Shares:

	Institutional Shares	Open Shares
	Annual	Annual
Portfolio	Operating Expenses	Operating Expenses

Mid Cap	1.05%	1.35%
International Equity Select	1.15	1.45
International Small Cap	N/A	1.43
Emerging Markets	N/A	1.60
Bond	N/A	1.10
High Yield	0.75	1.05
Mortgage	0.65	N/A

During the period ended June 30, 2002, the Investment Manager waived its management fee/reimbursed the Portfolios for other expenses as follows:

	Institutional Shares	Open Shares
	Amount Waived/	Amount Waived/
Portfolio	Reimbursed	Reimbursed

Mid Cap	$45,171	$20,512
International Equity Select	38,565	13,076
International Small Cap	—	7,817
Emerging Markets	—	9,419
Bond	—	14,014
High Yield	110,270	14,192

The Fund has entered into an administrative agreement with State Street to provide certain administrative services. Each Portfolio bears the cost of such services at a fixed annual rate of $37,500, plus $7,500 per additional class, and 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. State Street agreed to waive the $37,500 base fee and the $7,500 additional class fee for the first six months of International Equity Select Portfolio’s operations. Thereafter, the monthly base and additional class fees were to be increased by 1/6 per month through the Portfolio’s twelfth month of operations, or until the Portfolio’s net assets reached $25 million, after which the

The Lazard Funds, Inc.
Notes to Financial Statements (concluded)
June 30, 2002 (unaudited)

full monthly base and additional class fees would be in effect. In March 2002, the Portfolio’s net assets exceeded $25 million and the full monthly base and additional class fees became effective.

The Fund has a distribution agreement with Lazard Frères & Co. LLC (“LF & Co.”) pursuant to which LF & Co. acts as distributor for shares of each Portfolio and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of Portfolio shares.

LF & Co. provides Open Shares with distribution services pursuant to a Distribution and Servicing Plan (the “Plan”) in accordance with Rule 12b-1 under the Act. Under the Plan, each Portfolio pays a monthly fee to LF & Co., at an annual rate of 0.25% of the average daily net assets of its Open Shares, for distribution and servicing of accounts. LF & Co. may make payments to certain financial institutions, securities dealers and other industry professionals, for providing these services.

Certain Directors of the Fund are Managing Directors of the Investment Manager. The Fund pays each Director who is not an employee or an affiliated person of the Investment Manager its allocated portion of a fixed fee of $30,000 per year, plus $2,500 per meeting attended for the Fund and Lazard Retirement Series, Inc., another multi-portfolio fund advised by the Investment Manager, and reimburses such Directors for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and Lazard Retirement Series, Inc. also receives an annual fee of $5,000.

4. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2002 were as follows:

Portfolio	Purchases	Sales

Equity	$65,759,784	$78,820,513
Mid Cap	33,855,451	22,764,402
Small Cap	261,744,279	267,379,861
International Equity	750,806,246	973,613,902
International Equity Select	22,974,195	5,380,995
International Small Cap	65,876,930	76,911,621
Emerging Markets	72,275,266	46,198,321
Bond(1)	67,301,865	67,855,602
High Yield	96,828,149	101,784,803
Strategic Yield(2)	205,376,112	212,353,278
Mortgage(3)	93,777,312	79,226,096

(1)	Includes purchases and sales of U.S. Government securities of $51,197,162 and $42,860,576, respectively.
(2)	Includes purchases and sales of U.S. Government securities of $57,208,672 and $52,255,727, respectively.
(3)	Includes purchases and sales of U.S. Government securities of $91,890,970 and $75,514,443, respectively.

For the period ended June 30, 2002, no brokerage commissions were paid to LF & Co. for portfolio transactions executed on behalf of the Portfolios.

5. Line of Credit

The Fund has entered into a $50 million Line of Credit Agreement (the “Agreement”) with State Street effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at State Street’s cost of funds plus 0.50%, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.09% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the period ended June 30, 2002, the Fund had borrowings under the Agreement as follows:

Weighted
	Average Daily		Average
	Amount of	Maximum	Interest
Portfolio	Loan	Loan	Rate

International Equity	$24,670,579	$35,804,169	2.285%

The Fund had no borrowings outstanding under the Agreement at June 30, 2002.

6. Reorganization

On December 14, 2001, International Equity Portfolio acquired the net assets of Global Equity Portfolio pursuant to a plan of reorganization approved by Global Equity Portfolio shareholders on December 12, 2001. The acquisition was accomplished by a tax-free exchange of 8,377,479 Institutional Shares (valued at $81,288,941) and 306,015 Open Shares (valued at $2,952,867) of International Equity Portfolio for the 8,216,298 Institutional Shares and 298,307 Open Shares of Global Equity Portfolio outstanding on December 14, 2001. Global Equity Portfolio’s net assets at that date, including $10,571,996 of unrealized depreciation and $16,878,504 of accumulated realized net loss, were combined with those of International Equity Portfolio. The aggregate net assets of International Equity Portfolio and Global Equity Portfolio immediately before the acquisition were $2,135,177,883 and $84,241,808, respectively. The aggregate net assets of International Equity Portfolio immediately after the acquisition were $2,219,419,691.

The Lazard Funds, Inc.
Board of Directors and Officers Information
(unaudited)

Name (Age) Address	Position(s) withthe Fund*	Principal Occupation(s) During Past 5 Years and Other Directorships Held

Non-Interested Directors:
John J. Burke (73) 50 Burning Tree Lane Butte, MT 59701	Director since May 1991	Retired; Former Vice Chairman and Director, Montana Power Company.

Kenneth S. Davidson (57) Davidson Capital Management Corporation 500 Park Avenue Suite 510 New York, NY 10022	Director since August 1995	President, Davidson Capital Management Corporation; Vice Chairman of the Board of Trustees, The Juilliard School; Chairman of the Board, Bridgehampton Chamber Music Festival; Trustee, American Friends of the National Gallery/London.

William Katz (48) BBDO Worldwide 1285 Avenue of the Americas New York, NY 10019	Director since April 1997	President and Chief Executive Officer of BBDO New York, an advertising agency; Director of BBDO Worldwide.

Lester Z. Lieberman (71) 25 Lindsley Drive Morristown, NJ 07960	Director since October 1991	Private Investor; Director, Dowel Associates, a real estate developer; Chairman, Healthcare Foundation of NJ; Director, Cives Steel Co.; Director, Northside Power Transmission Co.; Advisory Trustee, New Jersey Medical School; Trustee and Chairman of Investment Committee, Clarkson University.

Richard Reiss, Jr. (58) Georgica Advisors LLC Carnegie Hall Tower 152 West 57th Street 46th Floor New York, NY 10019	Director since May 1991	Managing Partner, Georgica Advisors LLC, an investment manager;Director, Lazard Alternative Strategies Fund, LLC; Director, O’Charley’s, Inc., a restaurant chain.

Interested Directors**:
Norman Eig (61) Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112	Chairman of the Board since May 1991	Vice Chairman and Managing Director, LF & Co.

Herbert W. Gullquist (65) Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112	President and Director since May 1991	Vice Chairman and Managing Director, LF & Co.; Chief Investment Officer of the Investment Manager.

John Rutledge (53) Rutledge Capital, LLC 101 Dingletown Road Greenwich, CT 06830	Director since May 1991	President, Rutledge Capital, LLC, an economics and investment advisoryfirm; Director, Strategic Optical Holdings Corp.; Director, Framed PictureEnterprise; Director, Crom Corporation, a water storage system manufacturer; Director, Earle M. Jorgensen Co., a steel service company; Director, Amerindo Funds, Inc., a family of four investment portfolios; Director, Vingage Corporation, a streaming video company; Chairman of Advisory Board, Saugatuck Capital; Chairman, Stairmaster Sports Medical; Chairman, Adobe Corp., an evaporative cooler company.

*	Each Director serves an indefinite term, until his successor is elected, and each Director serves in such capacity for 15 Lazard portfolios.
**	Mr. Eig and Mr. Gullquist are “interested persons” (as defined in the 1940 Act) of the Fund (“Interested Director”) because of their positions with LF & Co.; Mr. Rutledge is an Interested Director because of a family member’s position with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300.

80

The Lazard Funds, Inc.
Board of Directors and Officers Information (concluded)
(unaudited)

Name (Age) Address	Position(s) with the Fund*
Principal Occupation(s) During Past 5 Years

Officers:
Nathan A. Paul (29) Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112	Vice Presiden tand Secretary since April 2002	Director, LF & Co.; General Counsel of the Investment Manager; from September 1997 to October 2000, an Associate at Schulte Roth & Zabel LLP, a law firm.

Bernard J. Grzelak (31) Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112	Treasurer since October 2000	Vice President of the Investment Manager; from August 1993 to September 2000, a Manager with Deloitte & Touche LLP.

Stephen St. Clair (43) Lazard Asset Management 30 Rockefeller Plaza New York, NY 10112	Assistant Treasurer since July 2000	Fund Administration Manager of the Investment Manager.

* Each Officer serves an indefinite term, until his successor is elected, and each Officer serves in such capacity for 15 Lazard portfolios.

This Page Intentionally Left Blank.

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
http://www.LazardNet.com

Investment Manager
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: 800-986-3455

Independent Public Accountants
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

This report is for the information of the shareholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund’s shares is authorized only in the case of a concurrent or prior delivery of the Fund’s current Prospectus.

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, NY 10112-6300

Tel 800-823-6300
www.LazardNet.com

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